------------------
 ANNUAL
------------------
 REPORT
------------------
 MONEY
------------------
 MARKET
------------------
 FUNDS
------------------

California Tax-Free
Money Market
Mutual Fund

Government
Money Market
Mutual Fund

Money Market
Mutual Fund

National Tax-Free
Money Market
Mutual Fund

Treasury
Money Market
Mutual Fund

SEPTEMBER 30, 1996

                                                               TABLE OF CONTENTS
LETTER TO SHAREHOLDERS                                                       iii

INVESTMENT ADVISER COMMENTS

  Money Market Mutual Fund -- Class A                                          1

  Treasury Money Market Mutual Fund -- Class A                                 1

  Government Money Market Mutual Fund -- Class A                               1

  California Tax-Free Money Market Mutual Fund                                 2

  National Tax-Free Money Market Mutual Fund                                   3

PORTFOLIOS OF INVESTMENTS

  California Tax-Free Money Market Mutual Fund                                 4

  Government Money Market Mutual Fund                                         19

  Money Market Mutual Fund                                                    21

  Master Investment Trust Tax-Free Money Market Master Portfolio              25

  Treasury Money Market Mutual Fund                                           32

STAGECOACH FUNDS

  Statement of Assets and Liabilities                                         34

  Statements of Operations                                                    36

  Statements of Changes in Net Assets                                         38

  Financial Highlights                                                        42

  Notes to Financial Statements                                               48

  Independent Auditors' Report                                                59

  Proxy Voting Results                                                        60

MASTER INVESTMENT TRUST

  Statement of Assets and Liabilities                                         61

  Statement of Operations                                                     62

  Statement of Changes in Net Assets                                          63

  Notes to Financial Statements                                               64

  Independent Auditors' Report                                                66

LIST OF ABBREVIATIONS                                                         67
  STAGECOACH FUNDS:
  --------------------------------------------------------------------------

- ARE NOT FDIC INSURED
- ARE NOT GUARANTEED BY WELLS FARGO BANK            [NO FDIC]
- ARE NOT DEPOSITS OR OBLIGATIONS OF WELLS FARGO
  BANK
- INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS
  OF PRINCIPAL

                                                           ---------------------
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---------------------

                                                          LETTER TO SHAREHOLDERS

------------------
TO OUR SHAREHOLDERS:
The Annual Report is one of the most important documents you, as a shareholder, will receive during the year, one that can deepen your understanding of your investment. While the prospectus details the investment policies of a Fund, the Annual Report shows the results of those policies for the most recent reporting period. The Annual Report tells shareholders which securities were purchased, what the overall returns for the Funds have been and provides the portfolio managers' views on what shaped, and continues to shape, the investment environment.

The Stagecoach Funds Annual Report has undergone a number of changes, some of which are the result of the September 6, 1996 merger of Pacifica Funds Trust and Stagecoach Funds, Inc. Perhaps the most noticeable change is that this Report is dated September 30, 1996.

Previously, Stagecoach Annual Reports were dated December 31 each year and the Semi-Annual Reports were dated June 30. We are changing the schedule, however, so that Annual Reports will now be dated March 31 and Semi-Annual Reports will be dated September 30. THIS CHANGE HAS BEEN MADE FOR OPERATIONAL AND ADMINISTRATIVE REASONS. THERE HAS BEEN NO CHANGE TO THE INVESTMENT POLICIES OR PRACTICES OF THE FUNDS RELATED TO THIS CHANGE IN THE FISCAL YEAR-END.

In order to accomplish this change, we are providing you with this Annual Report containing audited Financial Statements now and will provide you with another Annual Report for the six months ended March 31, 1997.

Another noticeable change in the Annual Report is that the Funds are now separated into categories so that the Equity, Income, Tax-Free, Asset Allocation and Money Market Mutual Funds are grouped together in their own Reports. This change was made in part because of the introduction of several new Stagecoach Funds, some of which were introduced as part of the Pacifica Funds merger. We believe that by segregating Funds into their investment groups, we have produced an easier-to-read report with fewer extraneous details not relevant to your investment.

Special mention should be made of the fact that this is the first Stagecoach Annual Report that most former Pacifica shareholders will receive. We want to thank you for your patience through our many changes. We here at Stagecoach Funds are excited about the opportunity to help you succeed in meeting your investment goals.

STAGECOACH FUNDS
OCTOBER 1996

                                                           ---------------------

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---------------------

                                            STAGECOACH MONEY MARKET MUTUAL FUNDS

-------------------------
INVESTMENT ADVISER COMMENTS
MONEY MARKET MUTUAL FUND -- CLASS A
TREASURY MONEY MARKET MUTUAL FUND -- CLASS A
GOVERNMENT MONEY MARKET MUTUAL FUND -- CLASS A

RETURNS:

The seven-day effective yields as of September 30, 1996, for the Class A shares of the money market funds are as follows: 4.98% for the Money Market Mutual Fund, 4.91% for the Treasury Money Market Mutual Fund and 5.45% for the Government Money Market Mutual Fund.

ECONOMIC FACTORS:

The largest single factor to influence money market yields are changes in short-term interest rates by the Federal Reserve. At the beginning of 1996, the expectation was that the Fed would continue to reduce interest rates to help spur the economy. This did not prove to be the case when several government reports showed stronger than expected growth. Speculation quickly turned to the possibility of the Fed raising rates instead.

The third quarter began with continued expectations that the economy would strengthen due to strong employment gains and rising commodity prices. The markets anticipated higher inflation and higher interest rates.

As the quarter ended, signs that the economy was slowing began to appear. Initial jobless claims bottomed in late August and stayed in a slight upward trend for the remainder of the quarter. Commodity prices ended the quarter lower. The widely anticipated Federal Reserve meeting on September 24, however, resulted in no change in policy and the equity and bond markets rallied sharply.

STRATEGIC COMMENT:

With signs of a slowing economy and the Fed's reluctance to raise interest rates, floating rate securities, which use the Prime Rate as an index, appear attractive. Also, six month commercial paper has been offering values yielding 33 basis points above that of comparable Treasury Bills. For Funds investing exclusively in Treasury securities, the Treasury-bill curve shows that six-months or longer securities offer the best value.

All holdings in the Funds are rated in the top four categories by national credit rating agencies. These securities meet with the approval of the Wells Fargo Credit Policy Committee. For Treasury or Government Money Market funds, all securities are U.S. Treasury or Agency securities.

                                                           ---------------------

STAGECOACH MONEY MARKET MUTUAL FUNDS

CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

RETURNS:

The seven day effective yield as of September 30, 1996, for the California Tax-Free Money Market Mutual Fund was 3.01%.

ECONOMIC FACTORS:

The largest single factor to influence money market yields are changes in short-term interest rates by the Federal Reserve. At the beginning of 1996, the expectation was that the Fed would continue to reduce the federal funds target rate to help spur the economy. This did not prove to be the case when several government reports showed stronger than expected growth. Speculation quickly turned to the possibility of the Fed raising rates instead.

In the third quarter, the short-term tax-exempt market reacted strongly to a combination of corporate tax payments and the Fed's decision to leave interest rate policy unchanged. The final two weeks of the quarter saw large money fund outflows to meet corporate tax payments, resulting in daily and weekly rates rising 60 basis points. Conversely, the Fed's decision to leave policy unchanged acted to bring down the yields on notes 10-15 basis points during this same two week period. This segmented market condition continued through quarter's end.

The third quarter brought to a close California's traditional "note season". The largest of these new issues during the third quarter was issued by the State of California ($3 billion) in the form of Revenue Anticipation Notes (RAN's). The Fund participated in the RAN issuance, investing approximately 2.2% of the Fund's assets at a yield-to-maturity (YTM) of 3.973%.

STRATEGIC COMMENT:

The Fund continues to participate in only large issues thought to be of high quality and high liquidity. Our policy remains not to purchase any issues associated with or impacted by the Orange County bankruptcy.

The Fund's average maturity during the quarter remained relatively stable, ranging from 50-57 days, the high end of the range being explained by the Fund's participation in the 1 year California RAN issue. Target average maturity in the Fund will range from 50 to 60 days during the fourth quarter. Maintaining high credit quality continues to be the primary objective of the Fund. All holdings are rated in the top four categories by national credit rating agencies.

---------------------
2

                                            STAGECOACH MONEY MARKET MUTUAL FUNDS

NATIONAL TAX-FREE MONEY MARKET MUTUAL FUND

RETURNS:

The seven day effective yield as of September 30, 1996, for the National Tax-Free Money Market Mutual Fund was 3.04%.

ECONOMIC FACTORS:

The largest single factor to influence money market yields are changes in short-term interest rates by the Federal Reserve. At the beginning of 1996, the expectation was that the Fed would continue to reduce interest rates to help spur the economy. This did not prove to be the case when several government reports showed stronger than expected growth. Speculation quickly turned to the possibility of the Fed raising rates instead.

In September, the short-term tax-exempt market reacted strongly to a combination of corporate tax payments and the Fed's decision to leave interest rate policy unchanged. The final two weeks of the quarter saw large money fund outflows to meet corporate tax payments, resulting in daily and weekly rates rising 60 basis points. Conversely, the Fed's decision to leave policy unchanged acted to bring down the yields on notes 10-15 basis points during this same two week period. This segmented market condition continued through quarter's end.

The third quarter brought to a close the traditional "note season". The largest new national issuance during the third quarter came from the State of Texas (Tax & Revenue Anticipation Notes or TRAN's), and New York City (Revenue Anticipation Notes or RAN's). The Fund did not participate in any note issuance during the third quarter due to extreme cash flows. Volatility in daily cash flows has required the Fund to carry a large degree of liquidity. As the Fund's assets grow and stabilize, the Fund plans to extend the average maturity of its portfolio and participate in large issues of high quality and liquidity. As of quarter's end, the Fund's portfolio consisted of: 56.4% daily Variable Rate Demand Notes, 14.6% weekly Variable Rate Demand Notes, and 29% tax-exempt commercial paper. Our policy remains not to purchase any issues associated with or impacted by the Orange County bankruptcy.

STRATEGIC COMMENT:

The Fund's average maturity during the quarter remained very short, ranging from 8-37 days, in order to meet the extremely volatile cash flows. Target average maturity in the Fund will range from 20 to 30 days during the fourth quarter, provided cash flows remain at a manageable level. Maintaining high credit quality continues to be the primary objective of the Fund. All holdings are rated in the top four categories by national credit rating agencies.

                                                           ---------------------

                                    CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND
---------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1996

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES - 98.85%
$ 1,500,000  ABAG Finance Authority for Nonprofit Corp CA
               Lucile Salter Packard Project V/R AMBAC
               Insured                                            3.25 %        08/01/23   $    1,500,000
  5,000,000  Anaheim CA Housing Revenue V/R LOC - Citibank        3.20          12/01/23        5,000,000
  4,500,000  Barstow CA MFHR Desert Vista Apartments V/R LOC
               - Federal Home Loan Bank                           3.05          12/01/20        4,500,000
  3,700,000  Big Bear Lake CA Industrial Revenue Southwest
               Gas Corp V/R AMT Series A LOC - Union Bank of
               Switzerland                                        3.30          12/01/28        3,700,000
  5,000,000  California State GO CP Multiple Credit
               Enhancements                                       3.55          10/07/96        5,000,000
 14,400,000  California State PCR Pacific Gas & Electric
               Series 1996E LOC - Morgan Guaranty Trust           3.55          11/05/96       14,400,000
  5,000,000  California State PCR Pacific Gas & Electric
               Series 1996E CP LOC - Morgan Guaranty Trust        3.60          01/15/97        5,000,000
  3,000,000  California State PCR Pacific Gas & Electric
               Series 1996E CP LOC - Morgan Guaranty Trust        3.60          01/16/97        3,000,000
  3,000,000  California State GO Multiple Credit
               Enhancements                                       3.45          11/08/96        3,000,000
 10,500,000  California HFFA V/R Nonprofit Corp Catholic
               Healthcare MBIA Insured                            3.65          07/01/12       10,500,000
  4,400,000  California State GO CP                               3.40          10/08/96        4,400,000
  5,200,000  California State GO CP                               3.50          10/09/96        5,200,000
  1,000,000  California State GO CP                               3.55          10/18/96        1,000,000
 14,900,000  California State GO TOB Multiple LOC's               3.39          11/01/24       14,900,000
  5,000,000  California State GO V/R MBIA Insured                 3.30          09/01/03        5,000,000

---------------------------------------------------------------------------
+ SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND
  FEATURE WHICH REDUCES THE
 REMAINING MATURITY.

---------------------------
4

                                    CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 5,870,000  California State HFA Home Mortgage Revenue V/R       3.60 %        08/01/17   $    5,870,000
  2,000,000  California State HFA Home Mortgage Revenue V/R
               MBIA Insured                                       3.40          08/01/10        2,000,000
  2,500,000  California State HFA Revenue Home Mortgage
               Series E V/R AMT                                   4.60          08/01/27        2,500,000
  3,400,000  California State HFFA Catholic Healthcare
               Series C V/R                                       3.00          07/01/20        3,400,000
  2,600,000  California State HFFA Catholic West Hospital
               Series B V/R MBIA Insured                          3.00          07/01/05        2,600,000
  5,100,000  California State HFFA Childrens Hospital V/R
               MBIA Insured                                       3.00          11/01/21        5,100,000
 15,600,000  California State HFFA Kaiser Permanente V/R          3.00          05/01/28       15,600,000
 13,400,000  California State HFFA Memorial Health Services
               V/R                                                3.00          10/01/24       13,400,000
  4,400,000  California State HFFA NT Enloe Memorial
               Hospital V/R LOC - Bank of America                 3.15          01/01/16        4,400,000
  4,000,000  California State HFFA Revenue Catholic
               Healthcare West Series C V/R MBIA Insured          3.00          07/01/11        4,000,000
    300,000  California State HFFA Revenue Catholic
               Healthcare West V/R MBIA Insured                   3.00          07/01/09          300,000
  3,300,000  California State HFFA Revenue Catholic
               Healthcare West V/R Series B MBIA Insured          3.00          07/01/16        3,300,000
  1,100,000  California State HFFA Santa Barbara Cottage V/R
               LOC - Credit Suisse                                3.00          09/01/15        1,100,000
  1,915,000  California State IDA Merrills Packing Inc V/R
               LOC - Bank of Tokyo Ltd                            3.40          12/01/18        1,915,000
  2,000,000  California State PCFA                                3.35          10/11/96        2,000,000
  5,000,000  California State PCFA                                3.35          11/15/96        5,000,000
  2,000,000  California State PCFA                                3.45          11/13/96        2,000,000
  2,000,000  California State PCFA Chevron Project V/R            4.25 *        06/15/05        1,996,300

-------------------------------------------------------------------
+ SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND
  FEATURE WHICH REDUCES THE
 REMAINING MATURITY.

                                                     ---------------------------

CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 2,500,000  California State PCFA Pacific Gas & Electric
               V/R Series A                                       3.45 %        12/01/16   $    2,500,000
  8,700,000  California State PCFA Pacific Gas & Electric
               V/R Series F                                       3.40          11/01/26        8,700,000
  1,900,000  California State PCFA Resources Recovery
               Revenue V/R LOC - Banque Nationale de Paris        3.75          09/01/18        1,900,000
  1,000,000  California State PCFA Sanger Project Series
               90-A V/R LOC - Credit Suisse                       3.30          09/01/20        1,000,000
    100,000  California State PCFA Shell Oil Company Project
               V/R Series C                                       4.40          10/01/00          100,000
  1,600,000  California State PCFA Solid Waste Disposal
               Revenue Colmac Energy Project Series B V/R
               AMT LOC - Swiss Bank                               3.30          12/01/16        1,600,000
  8,000,000  California State PCFA Solid Waste Disposal
               Revenue Colmac Energy Project V/R Series A
               LOC - Swiss Bank                                   3.30          12/01/16        8,000,000
  3,400,000  California State PCFA Solid Waste Disposal
               Revenue Taormina Industries Project AMT
               Multiple LOC's                                     3.65          08/01/14        3,400,000
  1,000,000  California State PCFA Southern California
               Edison                                             3.55          10/22/96        1,000,000
  6,300,000  California State RAN                                 3.80          06/30/97        6,300,000
 28,000,000  California State RAN                                 4.50 *        06/30/97       28,106,345
 25,000,000  California State School Cash Reserve Program
               Pool Series B MBIA Insured                         4.50 *        12/20/96       25,038,018
 38,000,000  California State School Cash Reserve Projects
               Authority Series A                                 4.75 *        07/02/97       38,244,114
 12,000,000  California Statewide CDA Apartment Development
               Revenue V/R Series A-2 FNMA Collateralized         3.15          05/15/25       12,000,000
 15,100,000  California Statewide CDA Apartment Development
               Revenue V/R Series A-4 FNMA Collateralized         3.25          05/15/05       15,100,000

---------------------------------------------------------------------------
+ SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND
  FEATURE WHICH REDUCES THE
 REMAINING MATURITY.

---------------------------
6

                                    CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 3,500,000  California Statewide CDA Barton Hospital V/R
               LOC - Banque Nationale de Paris                    3.55 %        12/01/09   $    3,500,000
 10,000,000  California Statewide CDA Revenue COP V/R Kaiser
               Foundation Hospitals                               3.80          12/01/15       10,000,000
  1,000,000  California Statewide CDA Revenue DV Industries
               V/R AMT Series A LOC - Bank of Tokyo Ltd           3.40          08/01/19        1,000,000
  1,800,000  California Statewide CDA St Joseph Health
               System Group                                       4.25          07/01/24        1,800,000
  3,800,000  California Statewide CDA St Joseph Health
               System V/R                                         3.00          07/01/08        3,800,000
  5,500,000  California Statewide CDA Sutter Health Group
               V/R AMBAC Insured                                  3.17          07/01/15        5,500,000
    300,000  Chula Vista CA IDA Revenue Daily San Diego Gas
               & Electric                                         3.80          07/01/21          300,000
  9,700,000  Chula Vista CA IDR San Diego Gas & Electric V/R      3.35          12/01/27        9,700,000
  3,240,000  Chula Vista CA MFHR V/R Series A                     3.25          03/01/05        3,240,000
  5,000,000  Chula Vista CA IDA San Diego Gas & Electric CP
               Series C AMT                                       3.45          10/28/96        5,000,000
  5,000,000  Chula Vista CA IDA San Diego Gas & Electric CP
               Series C AMT                                       3.55          12/12/96        5,000,000
  5,000,000  Chula Vista CA IDA San Diego Gas & Electric CP
               Series C AMT                                       3.70          01/14/97        5,000,000
    745,000  Contra Costa County CA MFHR El Cerrito Royale
               V/R LOC - Bank of America                          3.40          12/01/17          745,000
  2,500,000  Contra Costa County CA MFHR Park Regency
               Apartment V/R LOC - Bank of America                3.60          08/01/32        2,500,000
  7,000,000  Contra Costa County CA TRAN                          4.50 *        07/03/97        7,030,422
 18,000,000  Eagle Trust V/R Series 94 MBIA Insured               3.39          09/01/03       18,000,000
  2,500,000  East Bay CA MUD CP LOC - West Deutsche
               Landesbank                                         3.55          10/31/96        2,500,000

-------------------------------------------------------------------
+ SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND
  FEATURE WHICH REDUCES THE
 REMAINING MATURITY.

                                                     ---------------------------

CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$23,285,000  Eastern Municipal Water District CA Revenue
               Series B V/R FGIC Insured                          3.00 %        07/01/20   $   23,285,000
  3,000,000  Emeryville CA PFA Revenue RDA                        8.10 *        02/01/17        3,102,290
    250,000  Farfield CA IDA Herman G Rowland Project V/R
               LOC - Bank of America                              3.40          04/01/05          250,000
  8,300,000  Foothill / Eastern CA Transportation Corridor
               Agency Toll Road Revenue Series B V/R LOC -
               Morgan Guaranty Trust                              3.00          01/02/35        8,300,000
 17,900,000  Foothill / Eastern CA Transportation Corridor
               Agency Toll Road Revenue Series C V/R LOC -
               Credit Suisse                                      3.10          01/02/35       17,900,000
  3,900,000  Foothill / Eastern CA Transportation Corridor
               Toll Road Development Series D V/R LOC -
               Industrial Bank of Japan Ltd                       3.15          01/02/35        3,900,000
  1,500,000  Fowler CA IDA Bee Sweet Citrus Inc V/R AMT LOC
               - Bank of America                                  3.40          12/01/05        1,500,000
  2,300,000  Fremont CA MFHR V/R Creekside Village
               Apartments LOC - National Westminster Bank
               Plc                                                3.70          09/01/07        2,300,000
  6,800,000  Fullerton CA IDA Sunclipse Inc V/R LOC - Bank
               of America                                         3.25          07/01/15        6,800,000
  8,000,000  Hayward CA MFHR V/R FGIC Insured                     3.00          08/01/14        8,000,000
    500,000  Irvine CA Development Revenue V/R                    3.30          09/02/21          500,000
  4,900,000  Irvine CA Public Facilities & Infrastructure
               Authority Lease Revenue V/R Capital
               Improvement Project                                3.60          11/01/10        4,900,000
  1,700,000  Irvine Ranch CA Water District LOC - National
               Westminster Bank Plc                               3.30          08/01/16        1,700,000
  1,400,000  Irvine Ranch CA Water District Series 85BV/R         3.00          10/01/09        1,400,000
    700,000  Irvine Ranch CA Water District Series A              3.00          11/15/13          700,000
  1,800,000  Irvine Ranch CA Water District V/R                   3.40          11/15/13        1,800,000
    600,000  Irvine Ranch CA Water District V/R                   3.45          06/01/15          600,000

---------------------------------------------------------------------------
+ SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND
  FEATURE WHICH REDUCES THE
 REMAINING MATURITY.

---------------------------
8

                                    CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 1,000,000  Irvine Ranch CA Water District V/R LOC -
               Dai-Ichi Kangyo Bank Ltd                           3.50 %        09/02/20   $    1,000,000
  5,000,000  Irvine Ranch CA Water District V/R LOC - Morgan
               Guaranty Trust                                     3.50          08/01/16        5,000,000
    700,000  Irvine Ranch CA Water District V/R LOC -
               Sumitomo Bank Ltd                                  3.30          10/01/00          700,000
  1,000,000  Irvine Ranch CA Water District V/R LOC -
               Sumitomo Bank Ltd                                  3.30          10/01/05        1,000,000
    900,000  Kern CO COP Public Facilities Project Series D
               V/R                                                3.00          08/01/06          900,000
  1,000,000  Los Angeles County CA Metropolitan
               Transportation Commission Sales Tax Revenue
               CP Multiple Credit Enhancements                    3.50          10/08/96        1,000,000
  3,400,000  Los Angeles County CA Metropolitan
               Transportation Commission Sales Tax Revenue
               CP Multiple Credit Enhancements                    3.30          11/13/96        3,400,000
  8,400,000  Los Angeles County CA Metropolitan
               Transportation Commission Sales Tax Revenue
               CP Multiple Credit Enhancements                    3.40          10/04/96        8,400,000
  2,100,000  Los Angeles County CA Metropolitan
               Transportation Commission Sales Tax Revenue
               CP Multiple Credit Enhancements                    3.40          11/12/96        2,100,000
  2,000,000  Los Angeles County CA Metropolitan
               Transportation Commission Sales Tax Revenue
               CP Multiple Credit Enhancements                    3.50          10/30/96        2,000,000
  2,300,000  Los Angeles County CA Metropolitan
               Transportation Commission Sales Tax Revenue
               CP Multiple Credit Enhancements                    3.50          12/11/96        2,300,000

-------------------------------------------------------------------
+ SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND
  FEATURE WHICH REDUCES THE
 REMAINING MATURITY.

                                                     ---------------------------

CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 3,000,000  Los Angeles County CA Metropolitan
               Transportation Commission Sales Tax Revenue
               CP Multiple Credit Enhancements                    3.55 %        10/01/96   $    3,000,000
  3,000,000  Los Angeles County CA Metropolitan
               Transportation Commission Sales Tax Revenue
               CP Multiple Credit Enhancements                    3.60          11/12/96        3,000,000
  3,000,000  Los Angeles County Wastewater System Revenue CP
               LOC - Sumitomo Bank                                3.55          10/25/96        3,000,000
    200,000  Lancaster CA HFA MFHR Westwood Park Apartments
               V/R LOC - Bank of America                          2.90          12/01/07          200,000
  4,000,000  Livermore MFHR V/R                                   3.10          07/15/18        4,000,000
  5,000,000  Long Beach CA Harbor Department Revenue Series
               A AMT CP LOC - Canadian Imperial Bank of
               Commerce                                           3.70          01/16/97        5,000,000
  5,900,000  Long Beach CA Harbor Department Revenue Series
               A AMT CP LOC - Canadian Imperial Bank of
               Commerce                                           3.75          01/09/97        5,900,000
 22,600,000  Long Beach CA Health Facilities Memorial Health
               Services                                           3.00          10/01/16       22,600,000
  3,700,000  Los Angeles CA MFHA Malibu Meadows Project
               Series A V/R LOC - Sumitomo Bank Ltd               3.20          12/01/15        3,700,000
  2,515,000  Los Angeles CA MFHR Canyon Aparments Series C
               V/R LOC - Swiss Bank                               2.85          12/01/10        2,515,000
  1,800,000  Los Angeles CA MFHR Masselin Manor V/R LOC -
               Bank of America                                    3.05          07/01/15        1,800,000
  1,000,000  Los Angeles CA MFHR Poinsettia Apartments
               Series A V/R LOC - Dai-Ichi Kangyo Bank Ltd        3.20          07/01/19        1,000,000
    500,000  Los Angeles CA MFHR V/R                              3.10          07/01/14          500,000
  2,200,000  Los Angeles CA MFHR V/R AMT LOC - Federal Home
               Loan Bank of San Francisco                         3.75          08/01/26        2,200,000

---------------------------------------------------------------------------
+ SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND
  FEATURE WHICH REDUCES THE
 REMAINING MATURITY.

---------------------------
10

                                    CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$   500,000  Los Angeles CA MFHR V/R Series K                     3.10 %        07/01/10   $      500,000
  5,400,000  Los Angeles CA Pension Obligation V/R Series A
               AMBAC Insured                                      3.47          06/30/07        5,400,000
  3,600,000  Los Angeles CA Pension Obligation V/R Series B
               AMBAC Insured                                      3.00          06/30/07        3,600,000
  4,000,000  Los Angeles CA Pension Obligation V/R Series C
               AMBAC Insured                                      3.25          06/30/07        4,000,000
 42,570,000  Los Angeles CA TRAN Series A                         4.50 *        06/30/97       42,761,096
  1,500,000  Los Angeles County CA HFA MFHR Harbor Cove
               Project V/R LOC - Citibank                         3.20          10/01/06        1,500,000
  9,800,000  Los Angeles County CA HFA MFHR Park Sierra V/R
               AMT LOC - Citibank                                 3.15          12/01/08        9,800,000
  4,100,000  Los Angeles County CA HFA MFHR Sand Canyon
               Ranch Project V/R LOC - Citibank                   3.00          11/01/06        4,100,000
    500,000  Los Angeles County CA IDA Komax System Inc V/R
               AMT LOC - Dai-Ichi Kangyo Bank Ltd                 4.20          12/01/06          500,000
    500,000  Los Angeles County CA IDA Walter & Howard V/R
               AMT LOC - Dai-Ichi Kangyo Bank Ltd                 4.20          12/01/06          500,000
  6,600,000  Los Angeles County CA Metropolitan
               Transportation Authority CP                        3.60          10/24/96        6,600,000
 10,000,000  Los Angeles County CA Metropolitan
               Transportation Authority CP                        4.00 *        02/27/97       10,024,304
  4,500,000  Los Angeles County CA Metropolitan
               Transportation Authority CP V/R Multiple
               LOC's                                              3.40          12/01/06        4,500,000
 15,000,000  Los Angeles County CA Transportation Commission
               Sales Tax Revenue V/R FGIC Insured                 3.10          07/01/12       15,000,000
 10,000,000  Marin County CA TRAN AMT LOC - Sanwa Bank            4.50 *        10/29/96       10,005,023
  9,800,000  Metropolitan Water District of Southern CA
               Waterworks Revenue CP                              3.50          12/12/96        9,800,000

-------------------------------------------------------------------
+ SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND
  FEATURE WHICH REDUCES THE
 REMAINING MATURITY.

                                                     ---------------------------

CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 2,500,000  Metropolitan Water District of Southern CA
               Waterworks Revenue CP                              3.55 %        10/31/96   $    2,500,000
  5,400,000  Modesto CA MFHR Westdale Commons Apartments V/R
               LOC - Federal Home Loan Bank of San Francisco      3.30          12/01/15        5,400,000
  3,100,000  Monterey CA Peninsula Water Management District
               Wastewater Reclamation Project V/R LOC -
               Sumitomo Bank Ltd                                  3.55          07/01/22        3,100,000
  5,300,000  Monterey CA Regional Waste Management Authority
               Revenue Series A V/R LOC - Dai-Ichi Kangyo
               Bank Ltd                                           3.35          04/01/15        5,300,000
  8,500,000  Monterey County CA Financing Authority Water
               Reclamation Projects V/R AMT LOC - Dai-Ichi
               Bank Ltd                                           3.35          09/01/36        8,500,000
  2,700,000  Moorpark CA MFHR Le Club Apartments V/R LOC -
               Citibank                                           3.05          11/01/15        2,700,000
  5,000,000  Northern California State Public Power Revenue
               Geothermal Project 3A AMBAC Insured                3.15          07/01/05        5,000,000
  2,800,000  Ontario CA MFHR Park Centre Apartments V/R LOC
               - Bank of New York                                 2.90          08/01/07        2,800,000
  1,360,000  Ontario CA MFHR Vineyard Village Apartments V/R
               LOC - Industrial Bank of Japan Ltd                 3.20          12/01/05        1,360,000
  2,249,000  Orange County CA HFA Harbor Pointe Apartment
               V/R Issue D LOC - Citibank                         3.10          12/01/06        2,249,000
  4,200,000  Orange County CA HFA Monarch Bay Apartments V/R
               LOC - Mitsubishi Bank Ltd                          3.35          10/01/07        4,200,000
    700,000  Orange County CA HFA Niguel Summit Apartment
               V/R LOC - Bank of America                          3.20          11/01/09          700,000
 13,300,000  Orange County CA HFA The Lakes Apartments V/R
               LOC - Citibank                                     3.15          12/01/06       13,300,000

---------------------------------------------------------------------------
+ SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND
  FEATURE WHICH REDUCES THE
 REMAINING MATURITY.

---------------------------
12

                                    CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 1,700,000  Orange County CA HFA Vintage Wood Apartments
               V/R LOC - Mitsubishi Bank Ltd                      3.00 %        11/01/08   $    1,700,000
 19,600,000  Orange County CA Sanitation District Multiple
               Credit Enhancements                                3.00          08/01/13       19,600,000
    100,000  Orange County CA Sanitation District V/R FGIC
               Insured                                            3.40          08/01/17          100,000
  1,200,000  Orange County CA Sanitation District V/R LOC -
               National Westminster Bank Plc                      3.30          08/01/15        1,200,000
  2,000,000  Orange County CA Water District CP LOC - Union
               Bank of Switzerland                                3.45          10/23/96        2,000,000
  1,500,000  Orange County CA Water District CP LOC - Union
               Bank of Switzerland                                3.60          11/21/96        1,500,000
  1,000,000  Pico Rivera CA Redevelopment Agency COP
               Crossroads Plaza Project V/R                       3.05          12/01/10        1,000,000
  4,250,000  Riverside County CA Transportation Commission
               Sales Tax Revenue CP LOC - Industrial Bank of
               Japan Ltd                                          3.70          11/19/96        4,250,000
  2,500,000  Sacramento CA MUD Series H CP Multiple Credit
               Enhancements                                       3.35          12/13/96        2,500,000
  5,000,000  Sacramento CA City USD TRAN                          4.00 *        11/29/96        5,002,869
  1,000,000  Sacramento CA MFHR River Oaks Apartments V/R
               Series E                                           3.35          09/15/07        1,000,000
  9,000,000  Sacramento CA MUD Electric Development Revenue
               Series R                                           7.13 *        02/01/13        9,294,147
  6,000,000  Sacramento CA MUD LOC - Bayerische Landesbank        3.45          10/29/96        6,000,000
 17,100,000  Sacramento County CA Administration Center &
               Courthouse Project V/R LOC - Union Bank of
               Switzerland                                        3.10          06/01/20       17,100,000
  5,900,000  Sacramento County CA Series C V/R LOC -
               Dai-Ichi Kangyo Bank Ltd                           3.35          04/15/07        5,900,000
  9,900,000  Sacramento County CA TRAN                            4.75 *        10/04/96        9,901,097

-------------------------------------------------------------------
+ SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND
  FEATURE WHICH REDUCES THE
 REMAINING MATURITY.

                                                     ---------------------------

CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 1,380,000  San Bernardino County CA IDA Transamerican
               Plastics V/R LOC - National Westminster Bank
               Plc                                                3.20 %        12/01/06   $    1,380,000
  4,925,000  San Bernardino County CA MFHR V/R Series A LOC
               - Federal Home Loan Bank of San Francisco          3.20          05/01/17        4,925,000
    400,000  San Bernardino County CA MFHR Western
               Properties Project II V/R LOC - Bank of
               America                                            3.10          05/01/05          400,000
    700,000  San Bernardino County CA MFHR Western
               Properties Project III V/R LOC - Bank of
               America                                            3.10          08/01/05          700,000
    100,000  San Bernardino County CA MFHR Western
               Properties Project IV V/R LOC - Bank of
               America                                            3.10          08/01/05          100,000
  1,900,000  San Bernardino County CA MFHR Woodview
               Apartments V/R LOC - Bank of America               3.10          04/01/07        1,900,000
 14,000,000  San Bernardino County CA TRAN                        4.50 *        06/30/97       14,062,769
  4,900,000  San Bernardino County CA Transportation
               Authority Sales Tax Revenue V/R Series A LOC
               - Toronto Dominion Bank                            2.95          03/01/10        4,900,000
  3,900,000  San Diego County CA CP LOC - Industrial Bank of
               Japan Ltd                                          3.50          10/17/96        3,900,000
  7,700,000  San Diego County CA CP LOC - Industrial Bank of
               Japan Ltd                                          3.50          11/12/96        7,700,000
  3,400,000  San Diego County CA Transportation Sales Tax
               Revenue Multiple Credit Enhancements               3.50          11/07/96        3,400,000
  5,400,000  San Diego County CA Water Authority CP LOC -
               Bayerische Landesbank                              3.70          01/15/97        5,400,000
  2,000,000  San Diego CA Local Government TRAN LOC -
               Mitsubishi                                         4.75 *        10/18/96        2,001,294
  2,635,000  San Diego CA MFHR Flora Apartments Series A V/R
               AMT LOC - Swiss Bank                               2.85          06/01/05        2,635,000

---------------------------------------------------------------------------
+ SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND
  FEATURE WHICH REDUCES THE
 REMAINING MATURITY.

---------------------------
14

                                    CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 3,120,000  San Diego CA MFHR La Cima Apartments V/R LOC -
               Citibank                                           3.05 %        12/01/08   $    3,120,000
  4,000,000  San Diego CA MFHR Los Serano V/R LOC - Citibank      2.90          02/01/09        4,000,000
    200,000  San Diego CA MFHR Lusk Mira Mesa Apartments V/R
               LOC - Bank of America                              3.10          04/01/07          200,000
  3,500,000  San Diego CA Multi Family Apartments V/R LOC -
               Bank of America                                    3.20          10/01/15        3,500,000
  8,300,000  San Diego CA Regional Sales Tax Revenue CP
               Multiple LOC's                                     3.40          10/10/96        8,300,000
  8,800,000  San Diego CA Regional Sales Tax Revenue CP
               Multiple LOC's                                     3.45          10/07/96        8,800,000
  9,400,000  San Francisco CA MFHR Bayside Village
               Apartments V/R LOC - Industrial Bank of Japan
               Ltd                                                3.40          12/01/05        9,400,000
 14,700,000  San Francisco CA MFHR Fillmore Center
               Apartments V/R LOC - Bank of Nova Scotia           3.05          12/01/17       14,700,000
  3,000,000  San Francisco CA MFHR Fillmore Center
               Apartments V/R LOC - Bank of Nova Scotia           3.15          12/01/17        3,000,000
 12,000,000  San Francisco CA MFHR Fillmore Center
               Apartments V/R LOC - Citibank                      3.00          12/01/17       12,000,000
  3,000,000  San Francisco CA MFHR Fillmore Center
               Apartments V/R LOC - Citibank                      3.15          12/01/17        3,000,000
  8,050,000  San Francisco CA MFHR Winterland Project V/R
               LOC - Citibank                                     3.00          06/01/06        8,050,000
 11,690,000  San Francisco CA RDFA MFHR Rincon Center V/R
               LOC - Citibank                                     3.00          12/01/06       11,690,000
  1,000,000  San Joaquin County CA COP MBIA Insured               4.00 *        11/15/96        1,000,777
  1,800,000  San Jose - Santa Clara CA Water Financing
               Authority Sewer Revenue Series B V/R FGIC
               Insured                                            3.15          11/15/20        1,800,000
  2,200,000  San Leandro CA MFHR Haas Avenue Apartments V/R
               LOC - Bank of America                              2.90          10/01/07        2,200,000

-------------------------------------------------------------------
+ SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND
  FEATURE WHICH REDUCES THE
 REMAINING MATURITY.

                                                     ---------------------------

CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 5,200,000  Santa Clara CA Electric Revenue V/R Series 85A
               LOC - National Westminster Bank Plc                3.20 %        07/01/10   $    5,200,000
  1,300,000  Santa Clara CA Electric Revenue V/R Series 85B
               LOC - National Westminster Bank Plc                3.20          07/01/10        1,300,000
  5,200,000  Santa Clara CA Electric Revenue V/R Series 85C
               LOC - National Westminster Bank Plc                3.20          07/01/10        5,200,000
  2,500,000  Santa Clara County CA HFA Lincoln Pajaro
               Apartments Series 85A LOC - Sumitomo Bank          3.40          01/01/97        2,500,000
  9,200,000  Santa Clara County CA MFHR Grove Garden
               Apartments V/R LOC - Citibank                      3.00          03/01/17        9,200,000
  3,000,000  Santa Clara County CA Taso & Revenue
               Anticipation Notes                                 4.50 *        08/01/97        3,013,631
  4,875,000  Simi Valley CA MFHR Creekside Village
               Apartments V/R LOC - Bank of America               2.90          07/01/23        4,875,000
  2,500,000  Southern California Public Power Authority
               Revenue Paloverde Project AMBAC Insured            3.50          07/01/17        2,500,000
  7,000,000  Southern California State Public Power
               Authority Hydroelectric Revenue Hoover
               Updating Project Prerefunded                       8.13 *        10/01/17        7,140,000
 13,300,000  Southern California State Public Power
               Authority Palo Verde Project Series B AMBAC
               Insured                                            3.10          07/01/09       13,300,000
 29,400,000  Southern California State Public Power
               Authority Southern Transmission Project V/R
               LOC - Swiss Bank                                   3.10          07/01/19       29,400,000
 18,000,000  Southern California Waterworks Revenue Series A
               AMBAC Insured                                      2.95          06/01/23       18,000,000
  7,000,000  State of California GO CP Multiple Credit
               Enhancements                                       3.45          12/02/96        7,000,000

---------------------------------------------------------------------------
+ SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND
  FEATURE WHICH REDUCES THE
 REMAINING MATURITY.

---------------------------
16

                                    CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES (CONTINUED)
$ 1,800,000  State of California GO CP Multiple Credit
               Enhancements                                       3.55 %        10/23/96   $    1,800,000
  4,200,000  Tracy CA MFHR Sycamore Village Apartments V/R
               LOC - Bank of America                              3.10          05/01/15        4,200,000
  1,000,000  Turlock CA COP Irrigation Project V/R Series A       3.10          01/01/26        1,000,000
  6,390,000  Union City CA Skylark V/R LOC - Sumitomo Bank
               Ltd                                                3.20          11/01/07        6,390,000
  4,400,000  Union City CA V/R LOC - Sumitomo Bank Ltd            3.20          10/01/07        4,400,000
  4,600,000  University of California Housing Revenue
               Prerefunded                                        7.60 *        11/01/18        4,708,670
  1,000,000  University of California State Housing Systems
               Revenue Series W AMBAC Insured                     7.80 *        11/01/18        1,023,850
  2,300,000  Upland CA HFA MFHR Upland Village Green Project
               V/R LOC - Bank of Tokyo Ltd                        3.50          09/01/10        2,300,000
  4,200,000  Vacaville CA MFHR Western Properties Sycamores
               Project V/R LOC - Bank of America                  3.10          04/01/05        4,200,000
  3,000,000  Visalia CA Convention Center Expansion Project
               COP V/R LOC - Mitsubishi Bank Ltd                  3.50          12/01/15        3,000,000
  5,700,000  Walnut Creek CA MFHR Creekside Drive Apartments
               V/R LOC - Bank of America                          3.10          04/01/07        5,700,000
  1,500,000  West Covina CA RDA COP V/R Barranca LOC -
               Citibank                                           3.45          09/01/05        1,500,000
  4,000,000  Whittier CA EDFA Revenue Whittier College
               Series A Prerefunded                               7.00 *        12/01/09        4,020,726
                                                                                           --------------
             TOTAL SHORT-TERM CALIFORNIA MUNICIPAL SECURITIES                              $1,148,121,742

-------------------------------------------------------------------
+ SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND
  FEATURE WHICH REDUCES THE
 REMAINING MATURITY.

                                                     ---------------------------

CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $1,148,121,742)**(Note 1)                          98.85%               $1,148,121,742
              Other Assets and Liabilities, Net                         1.15                    13,309,149
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $1,161,430,891
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
  *  YIELD TO MATURITY.
 ** COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

------------------------
18

                                             GOVERNMENT MONEY MARKET MUTUAL FUND
---------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1996

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             SHORT-TERM FEDERAL AGENCY DISCOUNT NOTES - 63.32%
$ 7,000,000  Federal Farm Credit Bank                             5.20 %*       10/17/96   $   6,983,822
  4,320,000  Federal Home Loan Bank                               5.17 *        10/04/96       4,318,139
  4,000,000  Federal Home Loan Bank                               5.10 *        12/09/96       3,960,900
  4,000,000  Federal Home Loan Bank                               5.28 *        01/08/97       3,941,920
  4,000,000  Federal Home Loan Bank                               5.22 *        01/13/97       3,939,680
  5,240,000  Federal Home Loan Mortgage Corp                      5.27 *        10/10/96       5,233,096
  9,000,000  Federal Home Loan Mortgage Corp                      5.29 *        10/11/96       8,986,775
  4,000,000  Federal National Mortgage Corp                       5.34 *        08/07/97       3,816,067
                                                                                           --------------
             TOTAL SHORT-TERM FEDERAL AGENCY DISCOUNT NOTES                                $  41,180,399

             U.S. TREASURY BILLS - 7.52%
$ 5,000,000  U.S. Treasury Bills                                  5.13 %*       03/06/97   $   4,888,958

             VARIABLE- AND FLOATING-RATE NOTES - 26.13%
$ 5,000,000  Federal Farm Credit Bank                             5.34 %        09/02/97   $   4,999,591
  7,000,000  Federal National Mortgage Assoc                      5.53          08/01/97       6,997,766
  5,000,000  Student Loan Marketing Assoc                         5.59          11/27/96       5,001,127
                                                                                           --------------
             TOTAL VARIABLE- AND FLOATING-RATE NOTES                                       $  16,998,484

             REPURCHASE AGREEMENTS - 3.50%
$ 2,277,000  Goldman Sachs & Co Tri-Party Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              5.20 %        10/01/96   $   2,277,000

                                                           ---------------------

GOVERNMENT MONEY MARKET MUTUAL FUND

             TOTAL INVESTMENTS IN SECURITIES
              (Cost $65,344,841)** (Note 1)                           100.47%               $  65,344,841
              Other Assets and Liabilities                             (0.47)                    (308,879 )
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  65,035,962
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  *  YIELD TO MATURITY.
 ** COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

------------------------
20

                                                        MONEY MARKET MUTUAL FUND
---------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1996

                                                               YIELD TO        MATURITY
 PRINCIPAL   SECURITY NAME                                     MATURITY          DATE          VALUE
             COMMERCIAL PAPER - 64.61%
$89,000,000  Abbott Laboratories                                  5.37 %        10/29/96   $   88,628,277
 50,000,000  American Express Corp                                5.32          10/08/96       49,948,278
 50,000,000  American Express Corp                                5.32          10/10/96       49,933,500
 50,000,000  American Express Corp                                5.30          11/26/96       49,587,778
 50,000,000  American Express Credit Corp                         5.30          11/21/96       49,624,583
 50,000,000  American General Finance Corp                        5.28          11/21/96       49,626,000
 34,400,000  Asset Securitization Cooperative Corp +              5.36          10/22/96       34,292,443
 50,000,000  Asset Securitization Cooperative Corp +              5.42          10/24/96       49,828,081
 60,000,000  Asset Securitization Cooperative Corp +              5.35          10/24/96       59,793,697
 60,000,000  Associates Corp of North America                     5.38          10/17/96       59,856,533
 70,000,000  Associates Corp of North America                     5.35          10/18/96       69,823,153
 50,000,000  Bank of Nova Scotia                                  5.45          10/16/96       49,886,458
 55,200,000  Beta Finance Inc +                                   5.31          11/19/96       54,801,042
 50,000,000  Canadian Imperial Holdings Inc                       5.46          10/09/96       49,939,278
 50,000,000  Canadian Imperial Holdings Inc                       5.33          11/01/96       49,770,514
 85,000,000  Canadian Wheat Board                                 5.41          03/27/97       82,739,071
 50,000,000  CIT Group Holdings Inc                               5.35          10/09/96       49,940,556
 50,000,000  CIT Group Holdings Inc                               5.45          10/23/96       49,833,472
 50,000,000  CIT Group Holdings Inc                               5.30          12/05/96       49,521,528
 50,400,000  Corporate Receivables Corp +                         5.42          10/02/96       50,392,412
 35,000,000  Corporate Receivables Corp +                         5.47          10/10/96       34,952,138
 90,000,000  Corporate Receivables Corp +                         5.32          11/05/96       89,534,500
 50,000,000  Daimler Benz North America Corp                      5.42          10/16/96       49,887,083
 50,000,000  Daimler Benz North America Corp                      5.30          11/19/96       49,639,306
 63,900,000  Falcon Asset Securitization Corp +                   5.33          10/25/96       63,672,942
 50,000,000  Ford Motor Corp                                      5.43          10/01/96       50,000,000
100,000,000  Ford Motor Corp                                      5.37          10/15/96       99,791,167
 50,000,000  Ford Motor Credit Corp                               5.43          10/22/96       49,841,625
 50,300,000  Glaxo Holdings Plc                                   5.42          10/28/96       50,095,531
  7,548,000  Greenwich Asset Funding Corp                         5.42          10/11/96        7,536,636
 21,000,000  Greenwich Asset Funding Corp                         5.42          10/18/96       20,946,252
 15,071,000  Greenwich Asset Funding Corp                         5.42          10/21/96       15,025,620
 30,000,000  Greenwich Asset Funding Corp                         5.30          11/13/96       29,810,083
144,500,000  Hewlett Packard Co                                   5.40          10/16/96      144,174,875

                                                           ---------------------

MONEY MARKET MUTUAL FUND

                                                               YIELD TO        MATURITY
 PRINCIPAL   SECURITY NAME                                     MATURITY          DATE          VALUE
             COMMERCIAL PAPER (CONTINUED)
$50,000,000  Household Finance Corp                               5.45 %        05/28/97   $   50,000,000
100,000,000  IBM Credit Corp                                      5.34          10/17/96       99,762,667
 20,000,000  IBM Credit Corp                                      5.35          10/21/96       19,940,556
 50,000,000  National Australia Bank                              5.47          11/01/96       49,764,486
 50,000,000  National Rural Utilities Cooperative Finance
               Corp                                               5.30          11/14/96       49,676,111
 50,000,000  New Center Asset Trust                               5.46          11/07/96       49,719,417
  9,500,000  PHH Corp                                             5.35          10/17/96        9,477,411
 20,000,000  PHH Corp                                             5.35          10/18/96       19,949,472
 32,000,000  PHH Corp                                             5.35          10/21/96       31,904,889
 65,000,000  PHH Corp                                             5.32          10/31/96       64,711,833
 23,075,000  Preferred Receivables Funding Corp +                 5.40          10/23/96       22,998,853
 50,000,000  Prudential Funding Corp                              5.39          10/03/96       49,985,028
 50,000,000  Prudential Funding Corp                              5.29          11/20/96       49,632,639
 50,000,000  Prudential Funding Corp                              5.28          11/26/96       49,589,333
 39,600,000  RTZ America Inc                                      5.35          10/23/96       39,470,530
 28,000,000  Sheffield Receivables Corp +                         5.35          10/16/96       27,937,583
 24,340,000  Sheffield Receivables Corp +                         5.37          10/21/96       24,267,386
 30,000,000  Sony Capital Corp +                                  5.30          10/01/96       30,000,000
 23,000,000  Sony Capital Corp +                                  5.35          10/18/96       22,941,893
 43,000,000  Student Loan Corp                                    5.29          11/20/96       42,684,069
120,000,000  Sweden (Kingdom of)                                  5.58          03/10/97      117,024,000
 50,000,000  Transamerica Finance Corp                            5.46          10/17/96       49,878,667
 50,000,000  Warner Lambert Co                                    5.30          10/03/96       49,985,274
 45,000,000  WCP Funding Inc +                                    5.34          10/22/96       44,859,824
                                                                                           --------------
             TOTAL COMMERCIAL PAPER                                                        $2,918,836,333

------------------------
22

                                                        MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CORPORATE MEDIUM-TERM NOTES - 1.11%
$50,000,000  FCC National Bank                                    5.37 %        12/04/96   $   50,000,000

             SHORT-TERM FEDERAL AGENCIES - 4.59%
$ 3,995,000  Federal Home Loan Bank                               5.30 %*       10/07/96   $    3,991,471
 50,905,000  Federal Home Loan Mortgage Corp                      5.28 *        10/07/96       50,860,204
 38,000,000  Federal Home Loan Mortgage Corp                      5.46 *        10/10/96       37,949,650
 50,000,000  Federal Home Loan Mortgage Corp                      5.39 *        10/11/96       49,925,208
 15,000,000  Federal National Mortgage Assoc                      5.75 *        10/01/96       15,000,000
 50,000,000  Federal National Mortgage Assoc                      5.37 *        10/29/96       49,791,167
                                                                                           --------------
             TOTAL SHORT-TERM FEDERAL AGENCIES                                             $  207,517,700

             VARIABLE AND FLOATING RATE BONDS - 16.92%
$50,000,000  Abbey National North America                         5.35 %        05/21/97   $   49,967,631
 50,000,000  Abbey National North America                         5.55          07/17/97       49,965,650
 50,000,000  Comerica Inc                                         5.39          10/30/96       49,970,920
100,000,000  Comerica Inc                                         5.84          11/08/96       99,941,840
135,000,000  FCC National Bank                                    5.24          10/31/96      134,934,903
 47,000,000  Federal Home Loan Bank                               5.37          08/08/97       46,968,298
100,000,000  International Business Machines Credit Corp          5.38          11/06/96       99,913,570
  8,000,000  Merrill Lynch & Co Inc                               6.06          10/25/96        8,000,000
125,000,000  PNC Funding Corp                                     5.32          05/15/97      124,907,600
100,000,000  Sony Capital Corp                                    5.51          09/04/97      100,000,000
                                                                                           --------------
             TOTAL VARIABLE AND FLOATING RATE BONDS                                        $  764,570,412

             U.S. TREASURY BILLS - 8.58%
$35,000,000  U.S. Treasury Bills                                  4.80 %*       11/14/96   $   34,785,903
260,000,000  U.S. Treasury Bills                                  5.24 *        02/06/97      255,577,600
100,000,000  U.S. Treasury Bills                                  5.31 *        04/03/97       97,348,612
                                                                                           --------------
             TOTAL U.S. TREASURY BILLS                                                     $  387,712,115

                                                           ---------------------

MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             REPURCHASE AGREEMENTS - 4.49%
$202,778,000 Goldman Sachs & Co Tri-Party Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              5.20          10/01/96   $  202,778,000

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $4,531,414,560)** (Note 1)                        100.30%               $4,531,414,560
              Other Assets and Liabilities, Net                        (0.30)                  (13,683,631)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $4,517,730,929
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  *  YIELD TO MATURITY.
  + THESE SECURITIES ARE NOT REGISTERED UNDER THE SECURITIES ACT OF 1933. RULE 144A UNDER THAT ACT PERMITS THESE SECURITIES TO BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION TO QUALIFIED INSTITUTIONAL BUYERS. THESE SECURITIES WERE DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
 ** COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

------------------------
24

                  MASTER INVESTMENT TRUST TAX-FREE MONEY MARKET MASTER PORTFOLIO
---------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1996

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             ALABAMA - 1.37%
$ 1,100,000  County of Decatur AL IDA Waste Disposal V/R
               Amoco Chemical Co Project                          3.90 %        05/01/25   $   1,100,000

             ARIZONA - 0.62%
$   500,000  Maricopa AZ IDA Hospital Facilities Revenue V/R
               MBIA Insured                                       3.55 %        12/01/08   $     500,000

             CALIFORNIA - 13.80%
$   800,000  California State HFFA Kaiser Permanente V/R          5.90 %        11/01/19   $     800,000
    600,000  California State PCFA Southern California
               Edison V/R Series A                                3.45          02/28/08         600,000
    800,000  California Statewide CDA COP                         3.10          06/01/26         800,000
  1,000,000  California Statewide CDA Sutter Health Group
               V/R AMBAC Insured                                  3.17          07/01/15       1,000,000
  2,000,000  Irvine Ranch CA Water District LOC - National
               Westminster Bank Plc                               3.30          08/01/16       2,000,000
  2,500,000  Los Angeles County CA Metropolitan
               Transportation Commission Sales Tax Revenue
               CP Multiple Credit Enhancements                    3.25          10/03/96       2,500,000
    400,000  Orange County CA Sanitation District V/R
               Multiple Credit Enhancements                       5.90          08/01/16         400,000
  3,000,000  Tustin CA Improvement Bond V/R                       3.10          09/02/13       3,000,000
                                                                                           --------------
                                                                                           $  11,100,000

             COLORADO - 1.24%
$ 1,000,000  Colorado State HFFA Boulder County Hospital
               Project V/R Series C                               3.80 %        10/01/14   $   1,000,000

-------------------------------------------------------------------
+ SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND
  FEATURE WHICH REDUCES THE
 REMAINING MATURITY.

                                                     ---------------------------

MASTER INVESTMENT TRUST TAX-FREE MONEY MARKET MASTER PORTFOLIO

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             FLORIDA - 3.23%
$ 2,000,000  Indian River FL County Hospital Series 1990 CP
               LOC - Kredietbank                                  3.35 %        10/01/96   $   2,000,000
    600,000  Sarasota FL County Public Hospital District
               Memorial Hospital Series 96A CP LOC -
               SunTrust Bank                                      3.55          10/03/96         600,000
                                                                                           --------------
                                                                                           $   2,600,000

             GEORGIA - 4.74%
$ 2,910,000  Georgia State Municipal Electric Authority CP
               Multiple LOC's                                     3.55 %        10/10/96   $   2,910,000
    900,000  Hapeville GA Development Authority IDA V/R
               Hapeville Hotel Ltd LOC - Swiss Bank               4.00          11/01/15         900,000
                                                                                           --------------
                                                                                           $   3,810,000

             KANSAS - 1.49%
$ 1,200,000  Burlington KS PCR Kansas City Power & Light CP
               LOC - Societe Generale                             3.80 %        01/09/97   $   1,200,000

             KENTUCKY - 2.49%
$ 2,000,000  Kentucky State Development Authority V/R Pooled
               Loan Program LOC - Credit Suisse                   3.80 %        12/01/15   $   2,000,000

             LOUISIANA - 1.12%
$   900,000  West Feliciana Parish LA PCR Gulf State Utility
               Company Project V/R                                3.60 %        04/01/16   $     900,000

---------------------------------------------------------------------------
+ SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND
  FEATURE WHICH REDUCES THE
 REMAINING MATURITY.

---------------------------
26

                  MASTER INVESTMENT TRUST TAX-FREE MONEY MARKET MASTER PORTFOLIO

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MASSACHUSETTS - 7.09%
$ 2,000,000  Massachusetts State Health Facilities CP
               Harvard University                                 3.55 %        10/29/96   $   2,000,000
  1,700,000  Massachusetts State HFFA Revenue V/R Asset
               Program LOC - Credit Suiss                         3.70          01/01/19       1,700,000
  2,000,000  Massachusetts State IDA Resources Recovery V/R
               Ogden Haver                                        3.80          12/01/11       2,000,000
                                                                                           --------------
                                                                                           $   5,700,000

             MICHIGAN - 6.59%
$ 2,000,000  Delta County MI EDA Mead Escanaba Paper Series
               A CP LOC - Swiss Bank                              3.35 %        10/09/96   $   2,000,000
  3,000,000  Grand Rapids MI Water Supply V/R LOC - Societe
               Generale                                           3.70          01/01/20       3,000,000
    300,000  Jackson County MI PCR V/R Chevron USA Inc
               Project                                            3.70          12/01/16         300,000
                                                                                           --------------
                                                                                           $   5,300,000

             MINNESOTA - 4.97%
$ 1,500,000  Beltrami County MN Environmental Control
               Revenue V/R LOC - Bank of Switzerland              4.00 %        12/01/21   $   1,500,000
    500,000  Beltrami County MN Environmental Control
               Revenue V/R Northwood Panel Board Co Project
               LOC - Bank of Switzerland                          4.05          07/01/25         500,000
  2,000,000  Southern Minnesota State Municipal Power CP LOC
               - Credit Suisse                                    3.60          10/16/96       2,000,000
                                                                                           --------------
                                                                                           $   4,000,000

-------------------------------------------------------------------
+ SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND
  FEATURE WHICH REDUCES THE
 REMAINING MATURITY.

                                                     ---------------------------

MASTER INVESTMENT TRUST TAX-FREE MONEY MARKET MASTER PORTFOLIO

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MISSOURI - 0.87%
$   200,000  Kansas City MO IDA Hospital Revenue V/R MBIA
               Insured                                            3.65 %        10/15/14   $     200,000
    500,000  Missouri State Health & Educational Facilities
               Revenue V/R St Francis Medical Center LOC -
               Credit Local De France                             4.00          06/01/26         500,000
                                                                                           --------------
                                                                                           $     700,000

             NEW MEXICO - 3.73%
$ 3,000,000  Farmington NM PCR V/R Arizona Public Services
               Co. Series B                                       3.55 %        09/01/24   $   3,000,000

             NEW YORK - 5.84%
$ 3,500,000  New York NY MUD Water & Sewer System Revenue
               V/R FGIC Insured                                   3.95 %        06/15/22   $   3,500,000
  1,000,000  New York NY Series B GO MBIA Insured                 3.95          08/15/04       1,000,000
    200,000  New York NY Series B GO MBIA Insured                 3.95          08/15/23         200,000
                                                                                           --------------
                                                                                           $   4,700,000

             NORTH CAROLINA - 3.11%
$ 2,500,000  North Carolina State Medical Care Community
               Hospital Revenue Pooled Financing LOC -
               NationsBank                                        3.80 %        10/01/20   $   2,500,000

             NORTH DAKOTA - 2.49%
$ 2,000,000  Buffalo County ND Hospital Authority No 1 V/R
               Sisters of Charity RH Young Memorial               3.70 %        05/01/18   $   2,000,000

---------------------------------------------------------------------------
+ SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND
  FEATURE WHICH REDUCES THE
 REMAINING MATURITY.

---------------------------
28

                  MASTER INVESTMENT TRUST TAX-FREE MONEY MARKET MASTER PORTFOLIO

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             OHIO - 1.37%
$ 1,100,000  Ohio State Development Authority Cincinnati Gas
               & Electric V/R Series A LOC - ABN Amro of
               North America                                      3.50 %        09/01/30   $   1,100,000

             OREGON - 3.23%
$ 2,600,000  Port St Helens OR PCR Portland General Electric
               Company V/R                                        3.55 %        04/01/10   $   2,600,000

             PENNSYLVANIA - 1.24%
$ 1,000,000  Delaware County PA PCR Philadelphia Electric Co
               CP FGIC Insured                                    3.60 %        12/12/96   $   1,000,000

             TEXAS - 8.77%
$   900,000  Austin TX Travis & Williamson Combined Utility
               System Series A CP LOC - Swiss Bank                3.45 %        10/03/96   $     900,000
    600,000  Brazos River Authority Texas PCR V/R Texas
               Utilities Electric Co LOC - Bank of
               Switzerland                                        4.05          06/01/30         600,000
  2,350,000  Brazos River TX Harbor Navigation District CP
               Dow Chemical Project                               3.55          10/08/96       2,350,000
  3,200,000  North Central TX HFFA V/R Series B MBIA Insured      3.80          10/01/15       3,200,000
                                                                                           --------------
                                                                                           $   7,050,000

-------------------------------------------------------------------
+ SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND
  FEATURE WHICH REDUCES THE
 REMAINING MATURITY.

                                                     ---------------------------

MASTER INVESTMENT TRUST TAX-FREE MONEY MARKET MASTER PORTFOLIO

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             UTAH - 3.61%
$ 1,500,000  Salt Lake City UT Pooled Hospital Revenue CP
               LOC - West Deutsche Lenderbank                     3.45 %        11/24/96   $   1,500,000
  1,400,000  Utah State Intermountain Power Agency CP LOC -
               Swiss Bank                                         3.60          11/14/96       1,400,000
                                                                                           --------------
                                                                                           $   2,900,000

             VIRGINIA - 2.74%
$ 2,200,000  Peninsula Ports Authority Revenue Port
               Facilities Shell Coal & Terminal Co                3.75 %        12/01/05   $   2,200,000

             WASHINGTON - 0.62%
$   500,000  Washington State MFHR Inglenook Court Project
               LOC - Bank of America                              4.15 %        07/01/25   $     500,000

             WYOMING - 13.06%
$ 1,000,000  Lincoln County WY PCR Exxon Project                  4.00 %        11/01/14   $   1,000,000
  2,000,000  Lincoln County WY PCR Exxon Project                  4.10          07/01/17       2,000,000
  2,700,000  Sweetwater County WY PCR V/R Pacific Corp
               Project LOC - Canadian Imperial Bank               4.00          01/01/14       2,700,000
    500,000  Platte County WY PCFA Revenue Tri-State G&T
               Series B V/R LOC - Societe Generale                4.30          07/01/14         500,000
    500,000  Platte County WY PCR V/R LOC - Societe Generale      4.05          07/01/14         500,000
  3,800,000  Uinta County WY PCR Chevron USA Inc Project V/R      3.00          08/18/20       3,800,000
                                                                                           --------------
                                                                                           $  10,500,000

---------------------------------------------------------------------------
+ SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND
  FEATURE WHICH REDUCES THE
 REMAINING MATURITY.

---------------------------
30

                  MASTER INVESTMENT TRUST TAX-FREE MONEY MARKET MASTER PORTFOLIO

             TOTAL INVESTMENTS IN SECURITIES
              (Cost $79,960,000)* (Note 1)                             99.43%               $  79,960,000
              Other Assets and Liabilities, Net                         0.57                      455,359
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  80,415,359
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

                                               TREASURY MONEY MARKET MUTUAL FUND
---------------------------------------------------
PORTFOLIO OF INVESTMENTS  - SEPTEMBER 30, 1996

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. TREASURY NOTES - 13.49%
$50,000,000  U.S. Treasury Notes                                  5.63 %        06/30/97   $   49,932,442
 85,000,000  U.S. Treasury Notes                                  6.50          05/15/97       85,381,508
 65,000,000  U.S. Treasury Notes                                  6.63          03/31/97       65,318,438
 60,000,000  U.S. Treasury Notes                                  6.75          02/28/97       60,290,876
                                                                                           --------------
             TOTAL U.S. TREASURY NOTES                                                     $  260,923,264

             U.S. TREASURY BILLS - 39.62%
$275,000,000 U.S. Treasury Bills                                  5.18 %*       10/03/96   $  274,927,194
300,000,000  U.S. Treasury Bills                                  4.78 *        10/10/96      299,616,750
100,000,000  U.S. Treasury Bills                                  5.04 *        11/14/96       99,384,000
 50,000,000  U.S. Treasury Bills                                  4.98 *        03/06/97       48,889,583
 45,000,000  U.S. Treasury Bills                                  5.17 *        04/03/97       43,773,525
                                                                                           --------------
             TOTAL U.S. TREASURY BILLS                                                     $  766,591,052

             REPURCHASE AGREEMENTS - 47.08%
$225,975,000 Goldman Sachs & Co Tri-Party Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              5.20          10/01/96   $  225,975,000
230,000,000  HSBC Securities Inc Tri-Party Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              5.70          10/01/96      230,000,000
225,000,000  JP Morgan Securities Inc Tri-Party Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              5.70          10/01/96      225,000,000
230,000,000  Morgan Stanley Tri-Party Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.65          10/01/96      230,000,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $  910,975,000

------------------------
32

                                               TREASURY MONEY MARKET MUTUAL FUND

             TOTAL INVESTMENTS IN SECURITIES
              (Cost $1,938,489,316)**(Note 1)                         100.19%               $1,938,489,316
              Other Assets and Liabilities                             (0.19)                   (3,769,466)
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $1,934,719,850
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  *  YIELD TO MATURITY.
 ** COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENT OF ASSETS & LIABILITIES - SEPTEMBER 30, 1996

                                                 CALIFORNIA      GOVERNMENT
                                                   TAX-FREE           MONEY
                                               MONEY MARKET          MARKET
                                                MUTUAL FUND     MUTUAL FUND
---------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities at market value (see
    cost below)
    (Treasury Money Market Mutual Fund
    includes repurchase agreements of
    $910,975,000)                            $1,148,121,742     $65,344,841
  Cash                                            8,582,528          17,722
Receivables:
  Interest                                        8,177,265         127,760
  Due from administrator (Note 2)                         0               0
Organizational expenses, net of
  amortization                                        1,262           1,824
Prepaid expenses and other assets                    34,877          19,557
TOTAL ASSETS                                  1,164,917,674      65,511,704
LIABILITIES
Cash overdraft due to custodian                           0               0
Payables:
  Distribution to shareholders                            0         220,134
  Due to sponsor and distributor                  2,512,327          11,489
  Due to advisor (Note 2)                           389,055         199,946
  Capital shares redeemed                           510,382               0
  Other                                              75,019          44,173
TOTAL LIABILITIES                                 3,486,783         475,742
TOTAL NET ASSETS
                                             $1,161,430,891     $65,035,962
NET ASSETS CONSIST OF:
  Paid-in capital - Class A                  $1,161,491,137     $65,037,107
  Paid-in capital - Service Class                       N/A             N/A
  Paid-in capital - Institutional Class                 N/A             N/A
  Undistributed (overdistributed) net
    investment income                                     0          (1,214)
  Undistributed net realized gain (loss)
    on investments                                  (60,246)             69
TOTAL NET ASSETS                             $1,161,430,891     $65,035,962
COMPUTATION OF NET ASSET VALUE AND
OFFERING PRICE PER SHARE
Net assets - Class A                         $1,161,430,891     $65,035,962
Shares outstanding - Class A                  1,161,491,137      65,037,107
Net asset value and offering price per
  share - Class A                            $         1.00     $      1.00
Net Assets - Service Class                              N/A             N/A
Shares outstanding - Service Class                      N/A             N/A
Net asset value and offering price per
  share - Service Class                                 N/A             N/A
Net Assets - Institutional Class                        N/A             N/A
Shares outstanding - Institutional Class                N/A             N/A
Net asset value and offering price per
  share -
  Institutional Class                                   N/A             N/A
INVESTMENT AT COST                           $1,148,121,742     $65,344,841
---------------------------------------------------------------------------

(1)  INVESTMENT IN MASTER PORTFOLIO.

The accompanying notes are an integral part of these financial statements.

------------------------
34

                          STATEMENT OF ASSETS & LIABILITIES - SEPTEMBER 30, 1996

                                                                     NATIONAL
                                                                     TAX-FREE           TREASURY
                                               MONEY MARKET      MONEY MARKET       MONEY MARKET
                                                MUTUAL FUND       MUTUAL FUND        MUTUAL FUND
------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities at market value (see
    cost below)
    (Treasury Money Market Mutual Fund
    includes repurchase agreements of
    $910,975,000)                            $4,531,414,560     $   4,910,099(1)  $1,938,489,316
  Cash                                                    0                 0            326,756
Receivables:
  Interest                                        6,205,121            11,286          3,300,542
  Due from administrator (Note 2)                         0            11,951                  0
Organizational expenses, net of
  amortization                                       30,704            36,160            100,861
Prepaid expenses and other assets                   145,850            37,456            365,634
TOTAL ASSETS                                  4,537,796,235         5,006,952      1,942,583,109
LIABILITIES
Cash overdraft due to custodian                     112,738                 0                  0
Payables:
  Distribution to shareholders                   15,889,186             9,995          6,295,662
  Due to sponsor and distributor                  1,327,462               916            238,016
  Due to advisor (Note 2)                         2,431,536                 0            931,799
  Capital shares redeemed                                 0                 0                  0
  Other                                             304,384            20,879            397,782
TOTAL LIABILITIES                                20,065,306            31,790          7,863,259
TOTAL NET ASSETS
                                             $4,517,730,929     $   4,975,162     $1,934,719,850
NET ASSETS CONSIST OF:
  Paid-in capital - Class A                  $3,801,756,555     $   4,975,599     $   53,705,222
  Paid-in capital - Service Class               699,303,315               N/A      1,340,314,198
  Paid-in capital - Institutional Class          18,505,994               N/A        540,680,847
  Undistributed (overdistributed) net
    investment income                                (3,642)                0            (19,689)
  Undistributed net realized gain (loss)
    on investments                               (1,831,293)             (437)            39,272
TOTAL NET ASSETS                             $4,517,730,929     $   4,975,162     $1,934,719,850
COMPUTATION OF NET ASSET VALUE AND
OFFERING PRICE PER SHARE
Net assets - Class A                         $3,799,908,212     $   4,975,162     $   53,705,675
Shares outstanding - Class A                  3,800,365,566         4,975,133         53,726,206
Net asset value and offering price per
  share - Class A                            $         1.00     $        1.00     $         1.00
Net Assets - Service Class                   $  699,230,511               N/A     $1,340,325,184
Shares outstanding - Service Class              699,303,315               N/A      1,340,314,198
Net asset value and offering price per
  share - Service Class                      $         1.00               N/A     $         1.00
Net Assets - Institutional Class             $   18,592,206               N/A     $  540,688,991
Shares outstanding - Institutional Class         18,583,883               N/A        540,804,906
Net asset value and offering price per
  share -
  Institutional Class                        $         1.00               N/A     $         1.00
INVESTMENT AT COST                           $4,531,414,560               N/A     $1,938,489,316
------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF OPERATIONS

                                                CALIFORNIA TAX-FREE MONEY
                                                       MARKET MUTUAL FUND
                                             ----------------------------
                                             FOR THE NINE         FOR THE
                                             MONTHS ENDED      YEAR ENDED
                                                SEPT. 30,        DEC. 31,
                                                     1996            1995
-------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                   $ 27,459,147     $37,329,982
  Expenses allocated from Master
    Portfolio                                         N/A             N/A
TOTAL INVESTMENT INCOME                        27,459,147      37,329,982
EXPENSES (NOTE 2)
  Advisory fees                                 4,099,437       4,867,523
  Administration fees                             245,966         292,095
  Custody fees                                    142,536         170,221
  Shareholder servicing fees                    2,459,662       2,920,955
  Portfolio accounting fees                       210,019         256,736
  Transfer agency fees                            577,203         695,960
  Distribution fees                               260,016         322,069
  Amortization of organizational
    expenses                                        3,866           5,207
  Legal and audit fees                             85,001          87,625
  Registration fees                                39,452          33,999
  Directors' fees                                   3,743           5,042
  Shareholder reports                             149,729         107,658
  Other                                            98,014          84,948
TOTAL EXPENSES                                  8,374,644       9,850,038
Less:
  Waived and reimbursed fees (Note 2)          (3,045,388)     (3,521,116)
Net expenses                                    5,329,256       6,328,922
NET INVESTMENT INCOME                          22,129,891      31,001,060

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
  Net realized gain (loss) on sale of
    investments                                    39,647         (20,985)
NET GAIN (LOSS) ON INVESTMENTS                     39,647         (20,985)
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                              $ 22,169,538     $30,980,075
-------------------------------------------------------------------------

(1)  THE FUND COMMENCED OPERATIONS ON APRIL 2, 1996.

The accompanying notes are an integral part of these financial statements.

---------------------
36

                                                        STATEMENTS OF OPERATIONS

                                                                                                      NATIONAL
                                                                                                      TAX-FREE
                                                GOVERNMENT                                        MONEY MARKET          TREASURY
                                              MONEY MARKET                                              MUTUAL      MONEY MARKET
                                               MUTUAL FUND          MONEY MARKET MUTUAL FUND          FUND (1)       MUTUAL FUND
                                             -------------     -----------------------------     -------------     -------------
                                                   FOR THE     FOR THE NINE          FOR THE           FOR THE           FOR THE
                                                YEAR ENDED     MONTHS ENDED       YEAR ENDED      PERIOD ENDED        YEAR ENDED
                                                 SEPT. 30,        SEPT. 30,         DEC. 31,         SEPT. 30,         SEPT. 30,
                                                      1996             1996             1995              1996              1996
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                   $   5,083,015     $157,416,270     $189,686,272     $      49,902     $ 105,450,049
  Expenses allocated from Master
    Portfolio                                          N/A              N/A              N/A            (4,331)              N/A
TOTAL INVESTMENT INCOME                          5,083,015      157,416,270      189,686,272            45,571       105,450,049
EXPENSES (NOTE 2)
  Advisory fees                                    274,640       11,593,678       12,729,506                 0         4,516,348
  Administration fees                              147,235          872,577          954,713               731         1,745,759
  Custody fees                                      19,745          489,652          537,886                 0           252,183
  Shareholder servicing fees                       155,369        8,436,247        9,399,920             3,657         4,608,283
  Portfolio accounting fees                         31,849          625,939          698,002                 0                 0
  Transfer agency fees                              14,841        1,927,196        1,100,155             1,463            82,755
  Distribution fees                                 29,161        4,067,866        2,898,662               731            13,064
  Amortization of organizational
    expenses                                             0           12,191           14,420             8,272             7,954
  Legal and audit fees                              28,746          388,102          283,256             8,702            47,635
  Registration fees                                 14,681          242,858          257,244            16,283           218,636
  Directors' fees                                    6,861            3,743            5,000             2,288             2,910
  Shareholder reports                               11,878          187,179          154,384             5,967            12,326
  Other                                              7,405           50,607           58,909               673            63,074
TOTAL EXPENSES                                     742,411       28,897,835       29,092,057            48,767        11,570,927
Less:
  Waived and reimbursed fees (Note 2)              (28,486)      (3,884,553)      (3,193,347)          (43,763)       (4,051,564)
Net expenses                                       713,925       25,013,282       25,898,710             5,004         7,519,363
NET INVESTMENT INCOME                            4,369,090      132,402,988      163,787,562            40,567        97,930,686

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
  Net realized gain (loss) on sale of
    investments                                         69          740,929       (1,181,926)             (437)           39,272
NET GAIN (LOSS) ON INVESTMENTS                          69          740,929       (1,181,926)             (437)           39,272
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                              $   4,369,159     $133,143,917     $162,605,636     $      40,130     $  97,969,958
--------------------------------------------------------------------------------------------------------------------------------

(1)  THE FUND COMMENCED OPERATIONS ON APRIL 2, 1996.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                      CALIFORNIA TAX-FREE MONEY MARKET MUTUAL FUND
                                             -----------------------------------------------------
                                               FOR THE NINE            FOR THE             FOR THE
                                               MONTHS ENDED         YEAR ENDED          YEAR ENDED
                                             SEPT. 30, 1996      DEC. 31, 1995       DEC. 31, 1994
--------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $   22,129,891     $   31,001,060     $    18,657,132
  Net realized gain (loss) on sale of
    investments                                      39,647            (20,985)            (73,261)
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                 22,169,538         30,980,075          18,583,871
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                     (22,129,891)       (31,001,060)        (18,657,132)
    SERVICE CLASS                                       N/A                N/A                 N/A
    INSTITUTIONAL CLASS                                 N/A                N/A                 N/A
  In excess of net investment income
    CLASS A                                               0                  0                   0
    SERVICE CLASS                                       N/A                N/A                 N/A
    INSTITUTIONAL CLASS                                 N/A                N/A                 N/A
CAPITAL SHARES TRANSACTIONS:
  Proceeds from shares sold - Class A           856,726,858        743,403,372       1,062,139,556
  Reinvestment of dividends - Class A            22,241,153         29,943,332          16,445,769
  Cost of shares redeemed - Class A            (748,580,464)      (612,067,361)     (1,002,187,039)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM FROM SHARE TRANSACTIONS
 - CLASS A                                      130,387,547        161,279,343          76,398,286
  Proceeds from shares sold - Service
    Class                                               N/A                N/A                 N/A
  Reinvestment of dividends - Service
    Class                                               N/A                N/A                 N/A
  Cost of shares redeemed - Service
    Class                                               N/A                N/A                 N/A
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM FROM SHARE TRANSACTIONS
 - SERVICE CLASS                                        N/A                N/A                 N/A
  Proceeds from shares sold -
    Institutional Class                                 N/A                N/A                 N/A
  Reinvestment of dividends -
    Institutional Class                                 N/A                N/A                 N/A
  Cost of shares redeemed -
    Institutional Class                                 N/A                N/A                 N/A
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM FROM SHARE TRANSACTIONS
 - INSTITUTIONAL CLASS                                  N/A                N/A                 N/A
INCREASE (DECREASE) IN NET ASSETS               130,427,194        161,258,358          76,325,025

NET ASSETS:
Beginning net assets                          1,031,003,697        869,745,339         793,420,314
ENDING NET ASSETS                            $1,161,430,891     $1,031,003,697     $   869,745,339
--------------------------------------------------------------------------------------------------

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $194,880,059 FOR CLASS A AND AND $19,474,700 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE PACIFICA MONEY MARKET FUND AND PACIFICA ASSET PRESERVATION FUND MERGERS. SEE NOTE 1.

The accompanying notes are an integral part of these financial statements.

---------------------
38

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                             GOVERNMENT MONEY MARKET MUTUAL FUND
                                             -----------------------------------
                                                     FOR THE             FOR THE
                                                  YEAR ENDED          YEAR ENDED
                                              SEPT. 30, 1996      SEPT. 30, 1995
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $     4,369,090     $     6,495,283
  Net realized gain (loss) on sale of
    investments                                           69             454,418
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                   4,369,159           6,949,701
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                       (4,369,090)         (6,949,701)
    SERVICE CLASS                                        N/A                 N/A
    INSTITUTIONAL CLASS                                  N/A                 N/A
  In excess of net investment income
    CLASS A                                           (1,214)                  0
    SERVICE CLASS                                        N/A                 N/A
    INSTITUTIONAL CLASS                                  N/A                 N/A
CAPITAL SHARES TRANSACTIONS:
  Proceeds from shares sold - Class A          1,617,283,570       4,140,356,138
  Reinvestment of dividends - Class A              1,166,154           1,587,592
  Cost of shares redeemed - Class A           (1,662,781,053)     (4,226,851,391)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM FROM SHARE TRANSACTIONS
 - CLASS A                                       (44,331,329)        (84,907,661)
  Proceeds from shares sold - Service
    Class                                                N/A                 N/A
  Reinvestment of dividends - Service
    Class                                                N/A                 N/A
  Cost of shares redeemed - Service
    Class                                                N/A                 N/A
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM FROM SHARE TRANSACTIONS
 - SERVICE CLASS                                         N/A                 N/A
  Proceeds from shares sold -
    Institutional Class                                  N/A                 N/A
  Reinvestment of dividends -
    Institutional Class                                  N/A                 N/A
  Cost of shares redeemed -
    Institutional Class                                  N/A                 N/A
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM FROM SHARE TRANSACTIONS
 - INSTITUTIONAL CLASS                                   N/A                 N/A
INCREASE (DECREASE) IN NET ASSETS                (44,332,474)        (84,907,661)

NET ASSETS:
Beginning net assets                             109,368,436         194,276,097
ENDING NET ASSETS                            $    65,035,962     $   109,368,436
--------------------------------------------------------------------------------


                                                                           MONEY MARKET MUTUAL FUND
                                             ------------------------------------------------------

                                                FOR THE NINE
                                                MONTHS ENDED             FOR THE            FOR THE
                                                   SEPT. 30,          YEAR ENDED         YEAR ENDED
                                                    1996 (1)       DEC. 31, 1995      DEC. 31, 1994
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                      $   132,402,988     $   163,787,562     $   42,335,237
  Net realized gain (loss) on sale of
    investments                                      740,929          (1,181,926)           (85,382)
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                 133,143,917         162,605,636         42,249,855
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                     (113,221,991)       (150,704,682)       (42,335,237)
    SERVICE CLASS                                (19,122,485)        (13,082,880)                 0
    INSTITUTIONAL CLASS                              (62,154)                  0                  0
  In excess of net investment income
    CLASS A                                                0                   0                  0
    SERVICE CLASS                                          0                   0                  0
    INSTITUTIONAL CLASS                                    0                   0                  0
CAPITAL SHARES TRANSACTIONS:
  Proceeds from shares sold - Class A          2,061,107,506       2,284,498,553      2,694,494,544
  Reinvestment of dividends - Class A            111,610,934         146,963,258         32,541,176
  Cost of shares redeemed - Class A           (1,266,041,632)     (1,881,800,747)      (700,482,027)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM FROM SHARE TRANSACTIONS
 - CLASS A                                       906,676,808         549,661,064      2,026,553,693
  Proceeds from shares sold - Service
    Class                                      1,063,771,625       1,211,993,101                  0
  Reinvestment of dividends - Service
    Class                                         19,240,628          10,735,965                  0
  Cost of shares redeemed - Service
    Class                                     (1,002,807,161)       (603,630,843)                 0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM FROM SHARE TRANSACTIONS
 - SERVICE CLASS                                  80,205,092         619,098,223                  0
  Proceeds from shares sold -
    Institutional Class                           19,474,700                   0                  0
  Reinvestment of dividends -
    Institutional Class                                    0                   0                  0
  Cost of shares redeemed -
    Institutional Class                             (882,494)                  0                  0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM FROM SHARE TRANSACTIONS
 - INSTITUTIONAL CLASS                            18,592,206                   0                  0
INCREASE (DECREASE) IN NET ASSETS              1,006,211,393       1,167,577,361      2,026,468,311
NET ASSETS:
Beginning net assets                           3,511,519,536       2,343,942,175        317,473,864
ENDING NET ASSETS                            $ 4,517,730,929     $ 3,511,519,536     $2,343,942,175
--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                NATIONAL
                                                TAX-FREE
                                                   MONEY
                                                  MARKET
                                             MUTUAL FUND
                                             -----------
                                              FROM APRIL        TREASURY MONEY MARKET MUTUAL FUND
                                                 2, 1996
                                             (COMMENCEMENT   ------------------------------------
                                                      OF
                                             OPERATIONS)             FOR THE              FOR THE
                                                TO SEPT.          YEAR ENDED           YEAR ENDED
                                                30, 1996      SEPT. 30, 1996       SEPT. 30, 1995
-------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $    40,567     $    97,930,686     $     49,027,757
  Net realized gain (loss) on sale of
    investments                                     (437)             39,272                    0
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                  40,130          97,969,958           49,027,757
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                      (40,567)         (2,763,079)                   0
    SERVICE CLASS                                    N/A         (33,164,442)         (48,762,724)
    INSTITUTIONAL CLASS                              N/A         (62,003,165)            (265,033)
  In excess of net investment income
    CLASS A                                            0                (293)                   0
    SERVICE CLASS                                    N/A              (4,695)                   0
    INSTITUTIONAL CLASS                              N/A             (14,701)                   0
CAPITAL SHARES TRANSACTIONS:
  Proceeds from shares sold - Class A         14,242,313         265,329,368                    0
  Reinvestment of dividends - Class A             30,552             303,969                    0
  Cost of shares redeemed - Class A           (9,297,266)       (211,928,115)                   0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM FROM SHARE TRANSACTIONS
 - CLASS A                                     4,975,599          53,705,222                    0
  Proceeds from shares sold - Service
    Class                                            N/A       3,893,787,080       20,388,947,721
  Reinvestment of dividends - Service
    Class                                            N/A             227,942                    0
  Cost of shares redeemed - Service
    Class                                            N/A      (3,555,407,931)     (20,077,871,000)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM FROM SHARE TRANSACTIONS
 - SERVICE CLASS                                     N/A         338,607,091          311,076,721
  Proceeds from shares sold -
    Institutional Class                              N/A       4,920,884,222          120,817,000
  Reinvestment of dividends -
    Institutional Class                              N/A           1,018,863                    0
  Cost of shares redeemed -
    Institutional Class                              N/A      (4,417,665,197)         (84,374,000)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM FROM SHARE TRANSACTIONS
 - INSTITUTIONAL CLASS                               N/A         504,237,888           36,443,000
INCREASE (DECREASE) IN NET ASSETS              4,975,162         896,569,784          347,519,721

NET ASSETS:
Beginning net assets                                   0       1,038,150,066          690,630,345
ENDING NET ASSETS                            $ 4,975,162     $ 1,934,719,850     $  1,038,150,066
-------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

---------------------
40

THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                CALIFORNIA TAX-FREE MONEY
                                                                       MARKET MUTUAL FUND
                                                          -------------------------------
                                                             PERIOD       YEAR       YEAR
                                                              ENDED      ENDED      ENDED
                                                          SEPT. 30,   DEC. 31,   DEC. 31,
                                                           1996 (2)       1995       1994
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $1.00      $1.00      $1.00
                                                          ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                 0.02       0.03       0.02
  Net realized and unrealized gain (loss) on investments       0.00       0.00       0.00
                                                          ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS                               0.02       0.03       0.02
LESS DISTRIBUTIONS:
  Dividends from net investment income                        (0.02)     (0.03)     (0.02)
  Distributions from net realized gain                         0.00       0.00       0.00
                                                          ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS                                      (0.02)     (0.03)     (0.02)
                                                          ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                                $1.00      $1.00      $1.00
                                                          ---------  ---------  ---------
                                                          ---------  ---------  ---------
TOTAL RETURN (NOT ANNUALIZED)                                 2.04%      3.23%      2.28%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                        $1,161,431 $1,031,004  $869,745
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                     0.65%      0.65%      0.62%
  Ratio of net investment income to average net assets        2.69%      3.18%      2.26%
-----------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                1.02%      1.01%      1.08%
Ratio of net investment income to average net assets
  prior to waived fees and reimbursed expenses                2.32%      2.82%      1.80%
-----------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR FROM DECEMBER 31 TO SEPTEMBER 30.

---------------------
42

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                               CALIFORNIA TAX-FREE
                               MONEY MARKET MUTUAL                                           GOVERNMENT MONEY MARKET
                                      FUND (CONT.)                                                   MUTUAL FUND (1)
                              --------------------  ----------------------------------------------------------------
                                   YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR       YEAR
                                  ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                               DEC. 31,   DEC. 31,  SEPT. 30,  SEPT. 30,  SEPT. 30,  SEPT. 30,  SEPT. 30,  SEPT. 30,
                                   1993       1992       1996       1995       1994       1993       1992       1991
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         0.02       0.03       0.05       0.05       0.03       0.03       0.04       0.06
  Net realized and
    unrealized gain (loss)
    on investments                 0.00       0.00       0.00       0.00       0.00       0.00       0.00       0.00
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       0.02       0.03       0.05       0.05       0.03       0.03       0.04       0.06
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.02)     (0.03)     (0.05)     (0.05)     (0.03)     (0.03)     (0.04)     (0.06)
  Distributions from net
    realized gain                  0.00       0.00       0.00      (0.00)      0.00       0.00       0.00       0.00
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS          (0.02)     (0.03)     (0.05)     (0.05)     (0.03)     (0.03)     (0.04)     (0.06)
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                          $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (NOT
  ANNUALIZED)                     1.89%      2.81%      4.75%      5.22%      3.16%      2.77%      3.99%      6.30%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                     $793,420   $572,906    $65,036   $109,368   $194,276   $188,934   $184,705   $171,375
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            0.55%      0.28%      0.77%      0.79%      0.77%      0.83%      0.82%      0.85%
  Ratio of net investment
    income to average net
    assets                        1.88%      2.41%      4.74%      5.08%      3.07%      2.73%      3.85%      6.13%
--------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        1.06%      1.03%      0.80%      0.81%      0.79%      0.84%      0.82%      0.88%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                        1.37%      1.66%      4.71%      5.06%      3.05%      2.72%      3.85%      6.10%
--------------------------------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS A SERIES OF PACIFICA FUNDS TRUST FROM ITS COMMENCEMENT OF OPERATIONS UNTIL IT WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. ON SEPTEMBER 6, 1996. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR FROM DECEMBER 31 TO SEPTEMBER 30.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                 MONEY MARKET MUTUAL FUND
                                                          -------------------------------
                                                                                  CLASS A
                                                          -------------------------------
                                                             PERIOD       YEAR       YEAR
                                                              ENDED      ENDED      ENDED
                                                          SEPT. 30,   DEC. 31,   DEC. 31,
                                                           1996 (1)       1995       1994
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $1.00      $1.00      $1.00
                                                          ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                 0.03       0.05       0.04
  Net realized and unrealized gain (loss) on investments       0.00       0.00       0.00
                                                          ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS                               0.03       0.05       0.04
LESS DISTRIBUTIONS:
  Dividends from net investment income                        (0.03)     (0.05)     (0.04)
  Distributions from net realized gain                         0.00       0.00       0.00
                                                          ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS                                      (0.03)     (0.05)     (0.04)
                                                          ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                                $1.00      $1.00      $1.00
                                                          ---------  ---------  ---------
                                                          ---------  ---------  ---------
TOTAL RETURN (NOT ANNUALIZED)                                 3.55%      5.34%      3.74%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                        $3,799,908 $2,892,621 $2,343,942
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                     0.75%      0.75%      0.69%
  Ratio of net investment income to average net assets        4.66%      5.13%      4.12%
-----------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                0.88%      0.83%      0.89%
Ratio of net investment income to average net assets
  prior to waived fees and reimbursed expenses                4.53%      5.05%      3.92%
-----------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR FROM DECEMBER 31 TO SEPTEMBER 30.
(2)  THE FUND COMMENCED OPERATIONS ON JULY 1, 1992.
(3)  THE CLASS S SHARES COMMENCED OPERATIONS ON MAY 25, 1995.
(4)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON SEPTEMBER 6,
     1996.
(5)  THE FUND COMMENCED OPERATIONS ON APRIL 2, 1996.
(6)  THIS RATIO INCLUDES INCOME AND EXPENSES ALLOCATED FROM THE MASTER
     PORTFOLIO.

---------------------
44

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                   MONEY MARKET MUTUAL FUND (CONT.)         NATIONAL
                              -----------------------------------------------------   TAX-FREE MONEY
                                                                              INST.    MARKET MUTUAL
                                   CLASS A (CONT.)               CLASS S      CLASS             FUND
                              --------------------  --------------------  ---------  ---------------
                                   YEAR     PERIOD     PERIOD     PERIOD     PERIOD           PERIOD
                                  ENDED      ENDED      ENDED      ENDED      ENDED            ENDED
                               DEC. 31,   DEC. 31,  SEPT. 30,   DEC. 31,  SEPT. 30,        SEPT. 30,
                                   1993   1992 (2)       1996   1995 (3)   1996 (4)         1996 (5)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $1.00      $1.00      $1.00      $1.00      $1.00            $1.00
                              ---------  ---------  ---------  ---------  ---------  ---------------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         0.03       0.02       0.03       0.03       0.00             0.01
  Net realized and
    unrealized gain (loss)
    on investments                 0.00       0.00       0.00       0.00       0.00             0.00
                              ---------  ---------  ---------  ---------  ---------  ---------------
TOTAL FROM INVESTMENT
  OPERATIONS                       0.03       0.02       0.03       0.03       0.00             0.01
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.03)     (0.02)     (0.03)     (0.03)     (0.00)           (0.01)
  Distributions from net
    realized gain                  0.00       0.00       0.00       0.00       0.00             0.00
                              ---------  ---------  ---------  ---------  ---------  ---------------
TOTAL FROM DISTRIBUTIONS          (0.03)     (0.02)     (0.03)     (0.03)     (0.00)           (0.01)
                              ---------  ---------  ---------  ---------  ---------  ---------------
NET ASSET VALUE, END OF
  PERIOD                          $1.00      $1.00      $1.00      $1.00      $1.00            $1.00
                              ---------  ---------  ---------  ---------  ---------  ---------------
                              ---------  ---------  ---------  ---------  ---------  ---------------
TOTAL RETURN (NOT
  ANNUALIZED)                     2.70%      1.50%      3.03%      2.73%      0.29%             1.51%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                     $317,474   $236,269   $699,231   $618,899    $18,592           $4,975
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            0.58%      0.20%      1.42%      1.43%      0.74%             0.62%(6)
  Ratio of net investment
    income to average net
    assets                        2.67%      2.98%      3.98%      4.40%      5.03%             2.71%(6)
----------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        1.00%      0.94%      1.55%      1.53%      0.77%             3.56%(6)
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                        2.25%      2.24%      3.85%      4.30%      5.00%            (0.23)%(6)
----------------------------------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR FROM DECEMBER 31 TO SEPTEMBER 30.
(2)  THE FUND COMMENCED OPERATIONS ON JULY 1, 1992.
(3)  THE CLASS S SHARES COMMENCED OPERATIONS ON MAY 25, 1995.
(4)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON SEPTEMBER 6,
     1996.
(5)  THE FUND COMMENCED OPERATIONS ON APRIL 2, 1996.
(6)  THIS RATIO INCLUDES INCOME AND EXPENSES ALLOCATED FROM THE MASTER
     PORTFOLIO.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                             TREASURY MONEY MARKET MUTUAL
                                                                                 FUND (1)
                                                          -------------------------------
                                                            CLASS A         SERVICE CLASS
                                                          ---------  --------------------
                                                               YEAR       YEAR       YEAR
                                                              ENDED      ENDED      ENDED
                                                          SEPT. 30,  SEPT. 30,  SEPT. 30,
                                                               1996       1996       1995
-----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $1.00      $1.00      $1.00
                                                          ---------  ---------  ---------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                 0.05       0.05       0.05
  Net realized and unrealized gain (loss) on investments       0.00       0.00       0.00
                                                          ---------  ---------  ---------
TOTAL FROM INVESTMENT OPERATIONS                               0.05       0.05       0.05
LESS DISTRIBUTIONS:
  Dividends from net investment income                        (0.05)     (0.05)     (0.05)
  Distributions from net realized gain                         0.00       0.00       0.00
                                                          ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS                                      (0.05)     (0.05)     (0.05)
                                                          ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                                $1.00      $1.00      $1.00
                                                          ---------  ---------  ---------
                                                          ---------  ---------  ---------
TOTAL RETURN (NOT ANNUALIZED)                                 4.95%      5.03%      5.42%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                          $53,706  $1,340,325 $1,001,707
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                     0.55%      0.45%      0.42%
  Ratio of net investment income to average net assets        4.96%      4.98%      5.32%
-----------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                0.67%      0.60%      0.66%
Ratio of net investment income to average net assets
  prior to waived fees and reimbursed expenses                4.84%      4.83%      5.08%
-----------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994 WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A FUND OF STAGECOACH FUNDS, INC. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE INSTITUTIONAL CLASS COMMENCED OPERATIONS ON AUGUST 11, 1995.
(3)  THE FUND CHANGED ITS FISCAL YEAR FROM MARCH 31 TO SEPTEMBER 30.

---------------------
46

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                            TREASURY MONEY MARKET MUTUAL FUND (1) (CONT.)
                              ---------------------------------------------------------------------------
                                                              SERVICE CLASS (CONT.)   INSTITUTIONAL CLASS
                              -----------------------------------------------------  --------------------
                                 PERIOD       YEAR       YEAR       YEAR       YEAR       YEAR     PERIOD
                                  ENDED      ENDED      ENDED      ENDED      ENDED      ENDED      ENDED
                              SEPT. 30,  MARCH 31,  MARCH 31,  MARCH 31,  MARCH 31,  SEPT. 30,  SEPT. 30,
                               1994 (3)       1994       1993       1992       1991       1996   1995 (2)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                       $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                         0.02       0.03       0.03       0.05       0.07       0.05       0.01
  Net realized and
    unrealized gain (loss)
    on investments                 0.00       0.00       0.00       0.00       0.00       0.00       0.00
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM INVESTMENT
  OPERATIONS                       0.02       0.03       0.03       0.05       0.07       0.05       0.01
LESS DISTRIBUTIONS:
  Dividends from net
    investment income             (0.02)     (0.03)     (0.03)     (0.05)     (0.07)     (0.05)     (0.01)
  Distributions from net
    realized gain                 (0.00)      0.00       0.00      (0.00)     (0.00)      0.00       0.00
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL FROM DISTRIBUTIONS          (0.02)     (0.03)     (0.03)     (0.05)     (0.07)     (0.05)     (0.01)
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF
  PERIOD                          $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
                              ---------  ---------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (NOT
  ANNUALIZED)                   3.75%**      2.81%      3.13%      5.03%      7.42%      5.26%    5.51%**
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                     $690,630   $654,950   $614,237   $281,343   $118,623   $540,689    $36,443
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets            0.43%      0.43%      0.43%      0.45%      0.48%      0.25%      0.26%
  Ratio of net investment
    income to average net
    assets                        3.72%      2.77%      3.04%      4.73%      7.10%      5.21%      5.42%
---------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                        0.90%      0.90%      0.91%      0.93%      0.94%      0.59%      0.69%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                        3.25%      2.30%      2.56%      4.25%      6.64%      4.87%      4.99%
---------------------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994 WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A FUND OF STAGECOACH FUNDS, INC. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE INSTITUTIONAL CLASS COMMENCED OPERATIONS ON AUGUST 11, 1995.
(3)  THE FUND CHANGED ITS FISCAL YEAR FROM MARCH 31 TO SEPTEMBER 30.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

-------------------------------------------
NOTES TO FINANCIAL STATEMENTS
1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "1940 Act"), as an open-end series investment company. The Company commenced operations on January 1, 1992, and currently offers the following nineteen separate diversified Funds: the Aggressive Growth, Asset Allocation, Balanced, Corporate Stock, Diversified Income, Equity Value, Ginnie Mae, Growth and Income, Government Money Market Mutual, Intermediate Bond, Money Market Mutual, Money Market Trust, National Tax-Free, National Tax-Free Money Market Mutual, Prime Money Market Mutual, Short-Intermediate U.S. Government Income, Small Cap, Treasury Money Market Mutual, and U.S. Government Allocation Funds; and five non-diversified funds: the Arizona Tax-Free, California Tax-Free Bond, California Tax-Free Income, California Tax-Free Money Market Mutual, and Oregon Tax-Free Funds. These financial statements represent the California Tax-Free Money Market Mutual, Government Money Market Mutual, Money Market Mutual, National Tax-Free Money Market Mutual, and Treasury Money Market Mutual Funds (the "Funds").

At a special shareholders meeting on July 16, 1996, the Shareholders of Pacifica Funds Trust ("Pacifica") approved a plan of reorganization providing for the transfer of the assets and liabilities of each Pacifica portfolio to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach Fund. As a result of this reorganization, effective September 6, 1996, the Stagecoach Treasury Money Market Mutual and Government Money Market Mutual Funds were established to acquire all of the assets and assume all of the liabilities of the Pacifica Treasury Money Market and Government Money Market Funds, respectively (collectively, the "Predecessor Funds"). Additionally, the Stagecoach Money Market Mutual Fund acquired all of the assets and assumed all of the liabilities of the Pacifica Money Market and Asset Preservation Funds. These acquisitions were accomplished in separate exchanges for shares of the respective Fund. Pursuant to the reorganization, the Company changed its fiscal year-end from December 31 to September 30. All performance and financial data for the Government Money Market Mutual and Treasury Money Market Mutual Funds prior to September 6, 1996 refers to the Predecessor Funds.

The Money Market Mutual Fund offers Class A, Institutional, and Class S shares and the Treasury Money Market Mutual Fund offer Class A, Institutional, and Service Class shares. The California Tax-Free Money Market Mutual, Government Money Market Mutual, and National Tax-Free Money Market Mutual Funds offer only one class of shares. The three classes of shares differ principally in the

---------------------
48

                                                   NOTES TO FINANCIAL STATEMENTS
applicable shareholder servicing fees and distribution fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and gain allocations and from differences in separate class expenses, including distribution and service fees.

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

The National Tax-Free Money Market Mutual Fund invests only in interests of the Tax-Free Money Market Master Portfolio (the "Master Portfolio") of Master Investment Trust (the "Trust"), an open-end, series investment company. The Master Portfolio has the same investment objective as the Fund. The value of the Fund's investment in its corresponding Master Portfolio reflects the Fund's interest in the net assets of the corresponding Master Portfolio (6.11%) at September 30, 1996.

Each Fund, or related Master Portfolio, invests in securities with remaining maturities not exceeding 397 days (thirteen months), including obligations of the U.S. government, bankers acceptances, commercial paper and certain floating- and variable-rate instruments. Certain of these floating- and variable-rate instruments may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity.

Each Fund, or related Master Portfolio, uses the amortized cost method to value its portfolio securities and seeks to maintain a constant net asset value of $1.00 per share; however, there can be no assurance that the Funds will meet this goal. The amortized cost method involves valuing a security at its cost plus accretion of discount or minus amortized premium over the period until maturity, which approximates market value.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are accreted or amortized as required by the Internal Revenue Code.

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's and the Master Portfolio's (in this paragraphs, the "Funds") Portfolio of Investments. The Funds' adviser pools the Funds' cash and invests in repurchase agreements entered into by the Funds. The repurchase agreement must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held in the Funds at September 30, 1996, were collateralized by U.S. government obligations. The repurchase agreements were entered into on September 30, 1996.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Funds are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed annually.

FEDERAL INCOME TAXES

Each Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all a Fund's net investment income and any net realized capital gains to its shareholders. Therefore, no federal or state income tax provision is required. The California Tax-Free Money Market Mutual Fund currently has capital loss carryforwards of $73,409 that will expire in the year 2002 and $20,985 that will expire in the year 2003. The Money Market Mutual Fund has capital loss carryforwards of $85,382 that will expire in the year 2002 and $1,882,926 that will expire in the year 2003. Any loss carryforwards from Pacifica are included in the corresponding Stagecoach Fund's carryforwards as shown above. The Board intends to offset net capital gains with each capital loss carryforward until each carryforward has been fully utilized or expires. No capital gain distribution shall be made until the capital loss carryforward has been fully utilized or has expired.

ORGANIZATION EXPENSES

The Funds have been charged for expenses incurred in connection with the organization and initial registration of

---------------------
50

                                                   NOTES TO FINANCIAL STATEMENTS
the Fund and/or Class. Such expenses are being amortized by each Fund on a straight-line basis over 60 months from the date the Fund and/or Class commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into separate advisory contracts on behalf of each Fund (other than the National Tax-Free Money Market Mutual Fund) with Wells Fargo Bank, N.A. ("WFB"). Pursuant to the contracts, WFB has agreed to furnish to the Funds investment guidance and policy direction in connection with daily portfolio management. Under such contracts, WFB is entitled to be paid monthly advisory fees at the annual percentage rate of average daily net assets as indicated below:

FUND
---------------------------------------------------------------------------------------------------
California Tax-Free Money Market Mutual Fund                                                  0.50%
Government Money Market Mutual Fund                                                           0.30%
Money Market Mutual Fund                                                                      0.40%
Treasury Money Market Mutual Fund                                                             0.25%

For the period from October 1, 1995 to March 31, 1996, the Government Money Market Mutual and Treasury Money Market Mutual Funds were advised by First Interstate Capital Management, Inc. ("FICM"). Pursuant to the advisory contracts, the Funds paid an advisory fee at an annual rate of 0.30% of the first $500 million, 0.25% of the next $500 million, and 0.20% in excess of $1 billion of each Fund's average daily net assets. On April 1, 1996, First Interstate Bancorp ("FIB") was merged with and into Wells Fargo & Company ("Wells Fargo") and FICM and First Interstate Bank of California ("FICAL") became indirect wholly-owned subsidiaries of Wells Fargo. In connection with this merger, FICM changed its name to Wells Fargo Investment Management, Inc. For the period from April 1, 1996 to September 5, 1996, such advisory fees were paid to Wells Fargo Investment Management, Inc.

The National Tax-Free Money Market Mutual Fund does not directly retain an investment adviser because the Fund invests all of its assets in a Master Portfolio of the Trust which, in turn, retains WFB as investment adviser.

The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB is responsible for providing custody and fund accounting services for the Funds. For providing custody services, WFB is entitled to be compensated at an annual rate of 0.0167% of the average daily net assets of each Fund. For portfolio accounting services, WFB is entitled to a monthly base fee of $2,000 plus 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of the net assets over $100 million.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

For the period from October 1, 1995 to March 31, 1996, FICAL served as the custodian for the Government Money Market Mutual and Treasury Money Market Mutual Funds. Pursuant to the contracts, the Funds paid a custodian fee based on net assets and certain transaction charges. For the period from April 1, 1996 to September 5, 1996, such custodian fees were paid to WFB.

The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB has agreed to provide transfer agency services for the Funds. Under the transfer agency agreement with the California Tax-Free Money Market Mutual, Money Market Mutual, and National Tax-Free Money Market Mutual Funds, WFB is entitled to be paid a per account fee plus other related costs with a minimum monthly fee of $3,000 per Fund unless net assets of the Fund are under $20 million. For as long as the net assets remain under $20 million, a Fund will not be charged any transfer agency fees by WFB. Under the agreement with the Government Money Market Mutual Fund, WFB is entitled to be paid transfer agency fees at an annual rate of 0.07% of average daily net assets. For the Treasury Money Market Mutual Fund, WFB is entitled to be paid transfer agency fees at an annual rate of 0.07% of average daily net assets attributable to the class A shares, 0.04% of average daily net assets attributable to Service class shares, and 0.02% of average daily net assets attributable to Institutional class shares.

For the period from October 1, 1995 to September 5, 1996, the Government Money Market Mutual and Treasury Money Market Mutual Funds retained Furman Selz LLC ("Furman Selz") to perform transfer agency related services.

The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB has agreed to provide shareholder services for the Funds. WFB is entitled to be compensated for these services based on an annual rate of average daily net assets not to exceed 0.30% for the California Tax-Free Money Market Mutual Fund and Class A shares of the Money Market Mutual Fund, 0.25% for the Government Money Market Mutual Fund, National Tax-Free Money Market Mutual Fund, Class A shares of the Treasury Money Market Mutual Fund, and Institutional and Class S shares of the Money Market Mutual Fund, and 0.20% for the Service class shares of the Treasury Money Market Mutual Fund.

---------------------
52

                                                   NOTES TO FINANCIAL STATEMENTS

The servicing expenses for the Funds for the period ended September 30, 1996 were as follows:

                                                                    SERVICING
                                                     SERVICING           FEES   SERVICING FEES
                                                          FEES          CLASS    INSTITUTIONAL
                                                       CLASS A      S/SERVICE            CLASS
----------------------------------------------------------------------------------------------
Money Market Mutual Fund*                          $7,257,001    $ 1,176,803   $         2,443
Treasury Money Market Mutual Fund**                   153,899      3,022,260         1,432,124

 * FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1996.

** FOR THE YEAR ENDED SEPTEMBER 30, 1996.

For the period from October 1, 1995 to September 5, 1996, various banks, trust companies, broker-dealers or other financial organizations (collectively, "Service Organizations") also provided administrative services for the Government Money Market Mutual and Treasury Money Market Mutual Funds, such as maintaining shareholder accounts and records. The Funds paid fees to Service Organizations in amounts up to an annual rate of 0.25% of the daily net assets of the Fund's shares owned by shareholders with whom the Service Organization had a servicing relationship.

The Company has entered into administration and distribution agreements on behalf of the Funds with Stephens. Under the agreements, Stephens has agreed to provide supervisory, administrative and distribution services to the Funds. For receiving supervisory and administrative services, the California Tax-Free Money Market Mutual and Money Market Mutual Funds have agreed to pay Stephens a monthly fee at the annual rate of 0.03% of each Fund's average daily net assets and the Government Money Market Mutual, National Tax-Free Money Market Mutual, and Treasury Money Market Mutual Funds have agreed to pay Stephens a monthly fee at the annual rate of 0.05% of each Fund's average daily net assets.

For the period from October 1, 1995 to September 5, 1996 for the Government Money Market Mutual Fund and for the period from April 15, 1996 to September 5, 1996 for the Treasury Money Market Mutual Fund, Furman Selz provided administrative services for the operation of the Funds. As compensation for such services, each Fund paid Furman Selz an annual fee payable monthly equal to 0.15% of the average daily net assets of the Fund. For the period from October 1, 1995 to April 15, 1996, The Dreyfus Corporation ("Dreyfus") provided administrative services for the operation of the Treasury Money Market Mutual Fund. As compensation for such services, the Fund paid Dreyfus an annual fee payable monthly equal to 0.10% of the average daily net assets of the Fund.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

FEES WAIVED

Payment of the following fees were waived for the period ended September 30, 1996.

                                                     FEES WAIVED
                                                       BY FURMAN    FEES WAIVED    FEES WAIVED
FUND                                                        SELZ         BY FIB         BY WFB
----------------------------------------------------------------------------------------------
California Tax-Free Money Market Mutual Fund*                N/A            N/A   $  3,045,388
Government Money Market Mutual Fund**                $    27,056    $         0          1,430
Money Market Mutual Fund*                                    N/A            N/A      3,884,553
National Tax-Free Money Market Mutual Fund***                N/A            N/A          5,594
Treasury Money Market Mutual Fund**                            0      2,173,591      1,877,973

 * INFORMATION PRESENTED IS FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1996.

 ** INFORMATION PRESENTED IS FOR THE YEAR ENDED SEPTEMBER 30, 1996.

*** INFORMATION PRESENTED IS FOR THE PERIOD FROM APRIL 2, 1996 (COMMENCEMENT OF
    OPERATIONS) TO SEPTEMBER 30, 1996.

For the period from April 2, 1996 (commencement of operations) to September 30, 1996, Stephens has reimbursed $38,169 for expenses in the National Tax-Free Money Market Mutual Fund. Fee waivers and reimbursements continue at the discretion of WFB and Stephens, respectively. All amounts shown as waived and reimbursed fees for the California Tax-Free Money Market Mutual and Money Market Mutual Funds in the Statements of Operations for the year ended December 31, 1995 were waived by WFB.

WFB and Stephens have agreed to reimburse all or a portion of their respective fees charged to, or expenses paid by, each such Fund to ensure that the total Fund operating expenses do not exceed, on an annual basis, 0.75% of the Government Money Market Mutual Fund's average daily net assets, 0.73% of the Institutional Class shares of the Money Market Mutual Fund's average daily net assets, and 0.55%, 0.45%, and 0.25% of the Class A, Service Class, and Institutional Class shares, respectively, of the Treasury Money Market Mutual Fund's average daily net assets through August 31, 1997.

The Company has adopted separate Plans pursuant to Rule 12b-1 under the 1940 Act (the "Plans"), whereby each Fund may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying on an annual basis up to 0.05% of the California Tax-Free Money Market Mutual, Government Money Market Mutual, and National Tax-Free Money Market Mutual Funds' average daily net assets and up to 0.05% of the average daily net assets attributable to the Class A shares of the Money Market Mutual and Treasury Money Market Mutual Funds. Each Fund may participate in joint

---------------------
54

                                                   NOTES TO FINANCIAL STATEMENTS
distribution activities with any of the other funds, in which event, expenses reimbursed out of the assets of one Fund may be attributable, in part, to the distribution-related activities of another fund. Generally, the expenses attributable to joint distribution activities are allocated among all of the funds in proportion to their relative net asset sizes.

The separate Class S Distribution Plan for the Money Market Mutual Fund provides that the Fund may pay, as compensation for distribution-related services, a monthly fee at an annual rate of up to 0.75% of the Fund's average daily net assets attributable to Class S shares. Total distribution expenses related to the Class S shares of the Fund were $3,587,118 for the nine months ended September 30, 1996.

For the period from October 1, 1995 to September 5, 1996, the Government Money Market Mutual and Treasury Money Market Mutual Funds had adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act. For the Treasury Money Market Mutual Fund, the Plan was for the Class A shares only. The Plans provided for payments by each Fund not to exceed 0.25% of the average net assets of the Government Money Market Mutual Fund, and equal to 0.05% of the average daily net assets of the Class A shares of the Treasury Money Market Mutual Fund.

Certain officers and directors of the Company are also officers of Stephens. At September 30, 1996, Stephens owned 55,934 shares of the California Tax-Free Money Market Mutual and 11,166 shares of the Money Market Mutual and one share each of the Government Money Market Mutual, National Tax-Free Money Market Mutual and Treasury Money Market Mutual Funds.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

3. CAPITAL SHARES TRANSACTIONS

As of September 30, 1996, there were 49 billion shares of $.001 par value capital stock authorized by the Company. At September 30, 1996, the California Tax-Free Money Market Mutual, Government Money Market Mutual, and National Tax-Free Money Market Funds were authorized to issue 3 billion shares and the Money Market Mutual and Treasury Money Market Mutual Funds were authorized to issue 13 billion and 9 billion shares respectively, of $.001 par value capital stock. Transactions in capital shares were as follows:

                                          CALIFORNIA TAX-FREE MONEY MARKET
                                                               MUTUAL FUND
                                      ------------------------------------
                                         FOR THE
                                            NINE
                                          MONTHS     FOR THE       FOR THE
                                           ENDED  YEAR ENDED    YEAR ENDED
                                       SEPT. 30,    DEC. 31,      DEC. 31,
                                            1996        1995          1994
--------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A              856,726,858 743,403,372 1,062,139,556
  Shares issued in reinvestment of
    dividends -- Class A              22,241,153  29,943,332    16,445,769
  Shares redeemed -- Class A          (748,580,464) (612,067,361) (1,002,187,039)
NET INCREASE IN SHARES OUTSTANDING
 -- CLASS A                           130,387,547 161,279,343   76,398,286

                                                           GOVERNMENT MONEY
                                                         MARKET MUTUAL FUND
                                                   ------------------------
                                                       FOR THE      FOR THE
                                                    YEAR ENDED   YEAR ENDED
                                                     SEPT. 30,    SEPT. 30,
                                                          1996         1995
---------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                           1,617,283,570 4,140,356,138
  Shares issued in reinvestment of dividends --
    Class A                                          1,166,154    1,587,592
  Shares redeemed -- Class A                       (1,662,781,053) (4,226,851,391)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
 CLASS A                                           (44,331,329) (84,907,661)

---------------------
56

                                                   NOTES TO FINANCIAL STATEMENTS

                                                  MONEY MARKET MUTUAL FUND
                                     -------------------------------------
                                         FOR THE
                                            NINE
                                          MONTHS      FOR THE      FOR THE
                                           ENDED   YEAR ENDED   YEAR ENDED
                                       SEPT. 30,     DEC. 31,     DEC. 31,
                                        1996 (1)         1995         1994
--------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A             2,061,102,906 2,284,460,229 2,694,494,544
  Shares issued in reinvestment of
    dividends -- Class A             111,610,934  146,963,258   32,541,176
  Shares redeemed -- Class A         (1,266,036,895) (1,881,762,423) (700,482,027)
NET INCREASE IN SHARES OUTSTANDING
 -- CLASS A                          906,676,945  549,661,064  2,026,553,693
  Shares sold -- Service Class       1,063,771,625           0           0
  Shares issued in reinvestment of
    dividends -- Service Class        19,240,628            0            0
  Shares redeemed -- Service Class   (1,002,807,161)           0           0
NET INCREASE IN SHARES OUTSTANDING
 -- SERVICE CLASS                     80,205,092            0            0
  Shares sold -- Institutional
    Class                             19,474,700  1,211,984,821           0
  Shares issued in reinvestment of
    dividends -- Institutional
    Class                                      0   10,735,964            0
  Shares redeemed -- Institutional
    Class                               (890,817) (603,622,562)           0
NET INCREASE IN SHARES OUTSTANDING
 -- INSTITUTIONAL CLASS               18,583,883  619,098,223            0

(1) "SHARES SOLD" INCLUDES 194,882,553 FOR CLASS A AND 19,474,700 FOR THE INSTITUTIONAL CLASS, AS A RESULT OF THE PACIFICA MONEY MARKET FUND AND PACIFICA ASSET PRESERVATION FUND MERGERS.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

                                              NATIONAL
                                              TAX-FREE
                                          MONEY MARKET   TREASURY MONEY MARKET MUTUAL
                                           MUTUAL FUND                           FUND
                                         -------------  -----------------------------
                                         FROM APRIL 2,
                                                  1996
                                         (COMMENCEMENT
                                                    OF
                                           OPERATIONS)        FOR THE
                                                    TO     YEAR ENDED         FOR THE
                                             SEPT. 30,      SEPT. 30,      YEAR ENDED
                                                  1996           1996  SEPT. 30, 1995
                                         --------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                   14,242,847     265,329,368               0
  Shares issued in reinvestment of
    dividends -- Class A                       30,552         303,969               0
  Shares redeemed -- Class A               (9,298,266)   (211,928,115)              0
NET INCREASE IN SHARES OUTSTANDING --
 CLASS A                                    4,975,133      53,705,222               0
  Shares sold -- Service Class                    N/A   3,893,787,080  20,388,947,721
  Shares issued in reinvestment of
    dividends -- Service Class                    N/A         227,942               0
  Shares redeemed -- Service Class                N/A   (3,555,407,931) (20,077,871,000)
NET INCREASE IN SHARES OUTSTANDING --
 SERVICE CLASS                                    N/A     338,607,091     311,076,721
  Shares sold -- Institutional Class              N/A   4,920,884,222     120,817,000
  Shares issued in reinvestment of
    dividends -- Institutional Class              N/A       1,018,863               0
  Shares redeemed -- Institutional
    Class                                         N/A   (4,417,665,197)    (84,374,000)
NET INCREASE IN SHARES OUTSTANDING --
 INSTITUTIONAL CLASS                              N/A     504,237,888      36,443,000

---------------------
58

                                                    INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
STAGECOACH FUNDS, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the California Tax-Free Money Market Mutual Fund, Government Money Market Mutual Fund, Money Market Mutual Fund and Treasury Money Market Mutual Fund, and the statement of assets and liabilities of the National Tax-Free Money Market Mutual Fund (five of the funds comprising Stagecoach Funds, Inc.) as of September 30, 1996, and the related statements of operations of the Government Money Market Mutual Fund and Treasury Money Market Mutual Fund for the year ended September 30, 1996, the California Tax-Free Money Market Mutual Fund and Money Market Mutual Fund for the nine months ended September 30, 1996, and the year ended December 31, 1995, and the National Tax-Free Money Market Mutual Fund for the period from April 2, 1996, (commencement of operations) to September 30, 1996, the statements of changes in net assets of the Government Money Market Mutual Fund and Treasury Money Market Mutual Fund for the year ended September 30, 1996, the California Tax-Free Money Market Mutual Fund and Money Market Mutual Fund for the nine months ended September 30, 1996, and each of the years in the two year period ended December 31, 1995, and the National Tax-Free Money Market Mutual Fund for the period from April 2, 1996, (commencement of operations) to September 30, 1996, and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. For the Government Money Market Mutual Fund and Treasury Money Market Mutual Fund, all years or periods indicated in the accompanying financial statements and financial highlights ending prior to October 1, 1995, were audited by other auditors whose reports dated November 15, 1995, November 22, 1994 and May 4, 1994 expressed unqualified opinions on this information.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of September 30, 1996, by examination and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Stagecoach Funds, Inc. as of September 30, 1996, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated herein, except as noted above, in conformity with generally accepted accounting principles.

[KPMG Peat Marwick LLP]

SAN FRANCISCO, CALIFORNIA
NOVEMBER 15, 1996

                                                           ---------------------

-----------------
PROXY VOTING RESULTS
PROPOSAL 1

To ratify and approve an interim investment advisory agreement on behalf of the Pacifica Funds, between Pacifica and Wells Fargo Investment Management, Inc. (formerly known as First Interstate Capital Management, Inc. ("FICM"), the terms of which were substantially identical to the previous advisory agreement between Pacifica and FICM (the fee rates were unchanged), and the receipt of investment advisory fees by WFIM for the period from April 1, 1996 forward.

 PACIFICA GOVERNMENT MONEY MARKET FUND

FOR                AGAINST    ABSTAIN
-------------------------------------
   52,962,347      494,744  2,014,826

  PACIFICA TREASURY MONEY MARKET FUND

FOR                AGAINST    ABSTAIN
-------------------------------------
1,292,542,000    6,398,033  3,315,460

  PACIFICA ASSET PRESERVATION FUND

FOR                AGAINST    ABSTAIN
-------------------------------------
    2,167,154       33,428    325,576

  PACIFICA MONEY MARKET FUND

FOR                AGAINST    ABSTAIN
-------------------------------------
  104,414,911      412,947  6,165,441

PROPOSAL 2

To approve the Agreement and Plan of Reorganization attached to the combined proxy statement/prospectus for the meeting providing for the transfer of the assets and liabilities of the specified Pacifica Funds to corresponding funds of Stagecoach Funds, Inc., in exchange for shares of the designated classes of Stagecoach Funds.

 PACIFICA GOVERNMENT MONEY MARKET FUND

FOR                AGAINST    ABSTAIN
-------------------------------------
   51,166,209      496,357  3,809,351

  PACIFICA TREASURY MONEY MARKET FUND

FOR                AGAINST    ABSTAIN
-------------------------------------
1,287,849,248   11,199,119  3,207,125

  PACIFICA ASSET PRESERVATION FUND

FOR                AGAINST    ABSTAIN
-------------------------------------
    2,156,840       38,758    330,549

  PACIFICA MONEY MARKET FUND

FOR                AGAINST    ABSTAIN
-------------------------------------
  103,499,585      755,134  6,738,581

---------------------
60

                          STATEMENT OF ASSETS & LIABILITIES - SEPTEMBER 30, 1996

                                                  MASTER
                                              INVESTMENT
                                                   TRUST
                                             -----------
                                                TAX-FREE
                                                   MONEY
                                                  MARKET
                                                  MASTER
                                               PORTFOLIO
--------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities, at market value (see
    cost below)                              $79,960,000
  Cash                                           323,567
Receivables:
  Interest                                       330,541
Organization expenses, net of
  amortization                                     1,685
TOTAL ASSETS                                 $80,615,793
LIABILITIES
Payables:
  Distribution to beneficial interest
    holders                                      172,372
  Due to sponsor and distributor (Note
    2)                                             3,000
  Due to Advisor (Note 2)                         20,827
  Other                                            4,235
TOTAL LIABILITIES                                200,434
TOTAL NET ASSETS                             $80,415,359
INVESTMENTS AT COST                          $79,960,000
--------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENT OF OPERATIONS
FOR THE PERIOD FROM APRIL 2, 1996
(COMMENCEMENT OF OPERATIONS)

TO SEPTEMBER 30, 1996
                                             MASTER INVESTMENT
                                                         TRUST
                                          --------------------
                                                      TAX-FREE
                                                  MONEY MARKET
                                              MASTER PORTFOLIO
--------------------------------------------------------------
INVESTMENT INCOME
  Interest                                $          1,012,391
TOTAL INVESTMENT INCOME                              1,012,391
EXPENSES (NOTE 2)
  Advisory fees                                         87,691
  Amortization of organization expenses                  1,266
  Legal and Audit fees                                   9,119
  Other                                                    494
TOTAL EXPENSES                                          98,570
Less:
  Waived fees and reimbursed expenses
    (Note 2)                                           (10,704)
Net Expenses                                            87,866
NET INVESTMENT INCOME                                  924,525

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
  Net realized gain (loss) on sale of
    investments                                         (6,788)
NET GAIN (LOSS) ON INVESTMENTS                          (6,788)
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                           $            917,737
--------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

---------------------
62

                                              STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM APRIL 2, 1996
(COMMENCEMENT OF OPERATIONS)

TO SEPTEMBER 30, 1996
                                             MASTER
                                             INVESTMENT
                                             TRUST
                                             ----
                                             TAX-FREE
                                             MONEY
                                             MARKET
                                             MASTER
                                             PORTFOLIO
-------------------------------------------------
INCREASE IN NET ASSETS

OPERATIONS:
  Net investment income                      $924,525
  Net realized (loss) on sale of
    investments                              (6,788)
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                             917,737
NET INCREASE IN NET ASSETS RESULTING
 FROM BENEFICIAL INTERESTS TRANSACTIONS      79,497,622
INCREASE (DECREASE) IN NET ASSETS            80,415,359
NET ASSETS:
ENDING NET ASSETS                            $80,415,359
-------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

MASTER INVESTMENT TRUST -- SEPTEMBER 30, 1996

-------------------------------------------
NOTES TO FINANCIAL STATEMENTS
1. SIGNIFICANT ACCOUNTING POLICIES

The Tax-Free Money Market Master Portfolio (the "Master Portfolio") is one series of Master Investment Trust (the "Trust"), a business trust organized under the laws of Delaware on August 14, 1991. The Trust is registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). The Declaration of Trust permits the issuance of beneficial interests ("interests"). The Trust currently issues nine series of investment portfolios: the Asset Allocation, Capital Appreciation, Cash Investment Trust, Corporate Stock, Tax-Free Money Market, Short-Term Government-Corporate Income, Short-Term Municipal Income, Small Cap and U.S. Government Allocation Master Portfolios.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. These financial statements represent only the Tax-Free Money Market Master Portfolio.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

The Master Portfolio invests in securities with remaining maturities not exceeding 397 days (thirteen months), including floating- and variable-rate instruments. Certain of these floating- and variable-rate instruments may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity.

The Master Portfolio uses the amortized cost method to value its portfolio securities and seeks to maintain a constant net asset value of $1.00 per share; however, there can be no assurance that the Master Portfolio will meet this goal. The amortized cost method involves valuing a security at its cost plus accretion of discount or minus amortized premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is accrued daily. Realized gains and losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized as required by the Internal Revenue Code.

---------------------
64

                                   MASTER INVESTMENT TRUST -- SEPTEMBER 30, 1996

FEDERAL INCOME TAXES

The Master Portfolio intends to qualify for federal income tax purposes as a partnership. Management of the Master Portfolio therefore believes that it will not be subject to any federal or state income tax on its income and net capital gains (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the partnership's income for purposes of determining its federal and state income tax liabilities. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended ("Code"), and the regulations promulgated thereunder.

It is intended that the Master Portfolio's assets, income, gain/loss and allocations will be managed in such a way that a regulated investment company investing in the Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invests all of its assets in the Master Portfolio.

ORGANIZATION EXPENSES

Costs incurred in connection with organization and initial registration as an investment company under the 1940 Act were advanced by Stephens Inc. ("Stephens"). Organization expenses of each series are being amortized on a straight line basis over 60 months from the date the series of the Trust commenced operation.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into an advisory contract with WFB on behalf of the Master Portfolio. Pursuant to the contract, WFB furnishes investment guidance and policy direction in connection with daily portfolio management of the Master Portfolio. Under the contract with the Master Portfolio, WFB is entitled to receive a monthly advisory fee at an annual rate of 0.30% of the Master Portfolio's average daily net assets.

The Trust has also entered into a contract with WFB whereby WFB has agreed to provide custody services for the Master Portfolio. For providing these services, WFB is entitled to be compensated for custody services based on a rate of 0.0167% of the average daily net assets of the Master Portfolio.

WFB waived fees in the amount of $10,704 for the period from April 2, 1996 (commencement of operations) to September 30, 1996. Fee waivers continue at the discretion of WFB.

                                                           ---------------------

INDEPENDENT AUDITORS' REPORT
TO THE UNITHOLDERS AND BOARD OF TRUSTEES
MASTER INVESTMENT TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Tax-Free Money Market Master Portfolio (one of the master portfolios comprising Master Investment Trust) as of September 30, 1996, and the related statements of operations and changes in net assets for the period from April 2, 1996, (commencement of operations) to September 30, 1996. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of September 30, 1996, by examination and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Tax-Free Money Market Master Portfolio of Master Investment Trust as of September 30, 1996, the results of its operations and the changes in its net assets for the period from April 2, 1996 (commencement of operations) to September 30, 1996 in conformity with generally accepted accounting principles.

[KPMG Peat Marwick LLP]

SAN FRANCISCO, CALIFORNIA
NOVEMBER 15, 1996

---------------------
66

                                                           LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

                                                           ---------------------

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---------------------
68

Wells Fargo provides investment advisory services, shareholder services, and certain other services for the Stagecoach Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo is not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Read the prospectus carefully before you invest or send money.

SC 0559 (11/96)

STAGECOACH
FUNDS-REGISTERED TRADEMARK-
P.O. Box 7066
San Francisco, CA 94120-7066
DATED MATERIAL
PLEASE EXPEDITE

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                                               -C- 1996 Stagecoach Funds